UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                               ----------

                    Date of reporting period: April 30, 2014
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------
                                First Trust North American
                                Energy Infrastructure Fund (EMLP)

                                Semi-Annual Report
                                April 30, 2014


--------------------------------------------------------------------------------
                          Energy Income Partners, LLC
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                                 APRIL 30, 2014

Shareholder Letter...........................................................  1
Fund Performance Overview ...................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments ....................................................  6
Statement of Assets and Liabilities..........................................  8
Statement of Operations......................................................  9
Statements of Changes in Net Assets.......................................... 10
Financial Highlights......................................................... 11
Notes to Financial Statements................................................ 12
Additional Information....................................................... 17

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report for First Trust North American Energy Infrastructure Fund (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO

                                 APRIL 30, 2014

Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust North American Energy Infrastructure Fund (the "Fund").

As a shareholder, twice a year you receive a detailed report about your investment. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

Despite some volatility, the six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 8.36% during the period. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

The investment objective of the First Trust North American Energy Infrastructure Fund ("EMLP" or the "Fund") is to seek total return. The Fund pursues its objective by investing at least 80% of its net assets under normal market conditions (plus the amount of any borrowing for investment purposes) in equity securities of companies engaged in the energy infrastructure sector. These companies principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, Canadian income equities, pipeline companies, utilities and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies"). The Fund will be generally concentrated in Energy Infrastructure Companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of companies headquartered or incorporated in the United States and Canada. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

---------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL           CUMULATIVE
                                                                  TOTAL RETURNS          TOTAL RETURNS
                             6 Months Ended    1 Year Ended    Inception (6/20/12)    Inception (6/20/12)
                                 4/30/14          4/30/14          to 4/30/14             to 4/30/14
FUND PERFORMANCE
NAV                               9.93%            7.78%             16.77%                 33.43%
Market Price                      9.68%            7.90%             16.84%                 33.58%

INDEX PERFORMANCE
Blended Benchmark(1)             10.92%            9.33%             16.96%                 33.84%
S&P 500(R) Index                  8.36%           20.44%             21.94%                 44.63%
---------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-------------------
1 The Blended Benchmark consists of the following two indices: 50% of the Philadelphia Stock Exchange Utility Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization-weighted composite of the 50 most prominent energy Master Limited Partnerships (MLPs). Indices are unmanaged and an investor cannot invest directly in an index. All index returns assume that dividends are reinvested when they are received.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP) (CONTINUED)

----------------------------------------------------------
PORTFOLIO INDUSTRY ALLOCATION AS OF APRIL 30, 2014
----------------------------------------------------------
                                          % OF TOTAL
INDUSTRY CLASSIFICATION              LONG-TERM INVESTMENTS
Pipelines                                    50.7%
Electric Power                               28.8
Natural Gas Utility                           8.2
Propane                                       5.0
Coal                                          2.9
Marine Transportation                         2.2
Gathering & Processing                        0.7
Other                                         1.5
                                           --------
     Total                                  100.0%
                                           ========

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF APRIL 30, 2014
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Enbridge Energy Management, LLC               8.18%
Kinder Morgan Management, LLC                 7.36
Kinder Morgan, Inc.                           3.83
NextEra Energy, Inc.                          3.57
Southern (The) Co.                            3.49
Northeast Utilities                           3.18
TransCanada Corp.                             3.13
Williams (The) Cos., Inc.                     3.01
Dominion Resources, Inc.                      3.01
UGI Corp.                                     2.96
                                           --------
     Total                                   41.72%
                                           ========

--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 20, 2012 - APRIL 30, 2014

              First Trust North American         Blended               S&P 500
              Energy Infrastructure Fund         Benchmark             Index
6/20/12       10,000                             10,000                10,000
10/31/12      10,690                             10,630                10,495
4/30/13       12,380                             12,243                12,008
10/31/13      12,137                             12,067                13,346
4/30/14       13,342                             13,385                14,462
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 21, 2012 (commencement of trading) through April 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                            NUMBER OF DAYS BID/ASK MIDPOINT                  NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                      BELOW NAV

                        0.00%-      0.50%-     1.00%-                    0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%         0.49%      0.99%       1.99%     >=2.00%
6/21/12 - 10/31/12        78           4          0          0              9          0           0          0
11/1/12 - 10/31/13       226           2          0          0             24          0           0          0
11/1/13 - 4/30/14        107           0          0          0             16          0           0          0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                                 APRIL 30, 2014


                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP" or the "Sub-Advisor"), Westport, CT, serves as investment sub-advisor to the First Trust North American Energy Infrastructure Fund ("EMLP" or the "Fund"). EIP was founded in 2003 and provides professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, utilities and Canadian income equities. EIP mainly focuses on investments in energy-related infrastructure assets such as pipelines, petroleum storage and terminals and power transmission and distribution that receive fee-based or regulated income from their corporate and individual customers. EIP has approximately $5.0 billion of assets under management or supervision, as of April 30, 2014. Private funds advised by EIP include a partnership for U.S. high net worth individuals and a master-and-feeder fund for institutions. EIP also manages separately managed accounts, provides its model portfolio to unified managed accounts, and serves as a sub-advisor to four closed-end management companies. EIP is a registered investment advisor with the Securities and Exchange Commission.

                                  PORTFOLIO MANAGEMENT TEAM

               JAMES J. MURCHIE                                      EVA PAO
              PORTFOLIO MANAGER                                CO-PORTFOLIO MANAGER
FOUNDER AND CEO OF ENERGY INCOME PARTNERS, LLC       PRINCIPAL OF ENERGY INCOME PARTNERS, LLC

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2014 (UNAUDITED)

As a shareholder of First Trust North American Energy Infrastructure Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2014.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 NOVEMBER 1, 2013     APRIL 30, 2014         PERIOD            PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
Actual                                              $1,000.00           $1,099.30             0.95%                $4.94
Hypothetical (5% return before expenses)            $1,000.00           $1,020.08             0.95%                $4.76

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2013 through April 30, 2014), multiplied by 181/365 (to reflect the one-half-year period).

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS  -- 74.7%
            ELECTRIC UTILITIES -- 17.8%
   149,732  American Electric Power Co., Inc. $   8,057,079
    71,588  Duke Energy Corp.                     5,332,590
   165,556  Emera, Inc. (CAD)                     5,120,522
   179,704  Fortis, Inc. (CAD)                    5,279,384
    55,942  IDACORP, Inc.                         3,140,584
   244,792  ITC Holdings Corp.                    9,049,960
   189,331  NextEra Energy, Inc.                 18,904,700
   356,756  Northeast Utilities                  16,860,289
   122,403  NRG Yield, Inc., Class A              5,243,745
   403,599  Southern (The) Co.                   18,496,942
                                              -------------
                                                 95,485,795
                                              -------------
            GAS UTILITIES -- 7.6%
    61,605  Atmos Energy Corp.                    3,144,319
    48,768  Chesapeake Utilities Corp.            3,085,064
   135,424  Laclede Group (The), Inc.             6,420,452
   107,356  ONE Gas, Inc.                         3,927,082
   333,878  Questar Corp.                         8,106,558
   336,256  UGI Corp.                            15,699,793
                                              -------------
                                                 40,383,268
                                              -------------
            MULTI-UTILITIES -- 14.1%
    45,588  Alliant Energy Corp.                  2,665,986
   107,900  ATCO Ltd., Class I (CAD)              5,267,760
   172,537  Canadian Utilities Ltd., Class A
               (CAD)                              6,373,818
   264,257  CMS Energy Corp.                      8,009,630
   219,512  Dominion Resources, Inc.             15,923,400
   152,296  National Grid PLC, ADR               10,822,154
    73,612  NiSource, Inc.                        2,673,588
    66,707  Public Service Enterprise Group,
               Inc.                               2,732,986
    99,573  SCANA Corp.                           5,345,079
    53,783  Sempra Energy                         5,303,541
   218,454  Wisconsin Energy Corp.               10,590,650
                                              -------------
                                                 75,708,592
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               35.2%
 1,475,900  Enbridge Energy Management,
               LLC (a)                           43,361,942
   434,951  Enbridge Income Fund Holdings,
               Inc. (CAD)                        10,571,684
   221,370  Enbridge, Inc.                       10,689,957
   395,953  Inter Pipeline Ltd. (CAD)            10,765,384
    40,658  Keyera Corp. (CAD)                    2,704,227
   540,392  Kinder Morgan Management,
               LLC (a)                           39,016,303
   620,730  Kinder Morgan, Inc.                  20,273,042
   135,729  Pembina Pipeline Corp. (CAD)          5,333,560
   332,894  Spectra Energy Corp.                 13,219,221
   355,886  TransCanada Corp.                    16,594,964
   377,846  Williams (The) Cos., Inc.            15,933,766
                                              -------------
                                                188,464,050
                                              -------------
            TOTAL COMMON STOCKS -- 74.7%        400,041,705
            (Cost $368,924,516)               -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MASTER LIMITED PARTNERSHIPS --
               24.2%
            GAS UTILITIES -- 2.0%
   174,544  AmeriGas Partners, L.P.           $   8,095,350
    60,726  Suburban Propane Partners, L.P.       2,708,987
                                              -------------
                                                 10,804,337
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
               22.2%
    22,326  Access Midstream Partners, L.P.       1,325,048
    40,686  Alliance Holdings GP, L.P.            2,717,825
   120,619  Alliance Resource Partners, L.P.     11,233,247
   238,298  El Paso Pipeline Partners, L.P.       7,756,600
   109,478  Energy Transfer Equity, L.P.          5,100,580
   140,795  Energy Transfer Partners, L.P.        7,770,476
   107,980  Enterprise Products Partners, L.P.    7,896,577
    68,232  EQT Midstream Partners, L.P.          5,255,911
   209,550  Holly Energy Partners, L.P.           6,770,561
    70,588  Magellan Midstream Partners, L.P.     5,238,335
    98,741  Natural Resource Partners, L.P.       1,585,780
    68,776  NGL Energy Partners, L.P.             2,659,568
   148,344  ONEOK Partners, L.P.                  8,454,125
     9,177  Phillips 66 Partners, L.P.              492,071
   120,858  Plains All American Pipeline, L.P.    6,743,876
   144,450  Spectra Energy Partners, L.P.         7,865,303
   152,123  TC PipeLines, L.P.                    8,068,604
   272,144  Teekay LNG Partners, L.P.            11,650,485
   170,445  TransMontaigne Partners, L.P.         7,789,337
    51,168  Williams Partners, L.P.               2,639,245
                                              -------------
                                                119,013,554
                                              -------------
            TOTAL MASTER LIMITED
               PARTNERSHIPS -- 24.2%            129,817,891
            (Cost $108,596,805)               -------------

            TOTAL INVESTMENTS -- 98.9%          529,859,596
            (Cost $477,521,321) (b)

            NET OTHER ASSETS AND
               LIABILITIES -- 1.1%                6,012,396
                                              -------------
            NET ASSETS -- 100.0%              $ 535,871,992
                                              =============

(a) Non-income producing security which pays in-kind distributions. For the six months ended April 30, 2014, the Fund received 46,286 shares of Enbridge Energy Management, LLC and 17,621 shares of Kinder Morgan Managmeent, LLC.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $57,871,778 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,533,503.

Page 6                  See Notes to Financial Statements

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1        LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*       $400,041,705    $       --   $       --
Master Limited
   Partnerships*      129,817,891            --           --
                     ---------------------------------------
Total Investments    $529,859,596    $       --   $       --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.

                        See Notes to Financial Statements                 Page 7

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014 (UNAUDITED)

ASSETS:
Investments, at value ......................................................  $  529,859,596
Cash........................................................................       5,005,831
Receivables:
   Capital shares sold......................................................       6,310,339
   Dividends................................................................       1,320,234
   Reclaims.................................................................          12,867
                                                                              --------------
      TOTAL ASSETS..........................................................     542,508,867
                                                                              --------------
LIABILITIES:
Due to custodian foreign currency...........................................              12
Payables:
   Investment securities purchased..........................................       6,241,996
   Investment advisory fees.................................................         394,867
                                                                              --------------
      TOTAL LIABILITIES.....................................................       6,636,875
                                                                              --------------
NET ASSETS..................................................................  $  535,871,992
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital.............................................................  $  479,751,021
Par value...................................................................         212,050
Accumulated net investment income (loss)....................................      (6,142,077)
Accumulated net realized gain (loss) on investments
   and foreign currency transactions........................................       9,712,221
Net unrealized appreciation (depreciation) on investments
   and foreign currency translation.........................................      52,338,777
                                                                              --------------
NET ASSETS..................................................................  $  535,871,992
                                                                              ==============
NET ASSET VALUE, per share..................................................  $        25.27
                                                                              ==============
Number of shares outstanding (unlimited number of shares
    authorized, par value $0.01 per share)..................................      21,205,000
                                                                              ==============
Investments, at cost........................................................  $  477,521,321
                                                                              ==============

Page 8                  See Notes to Financial Statements

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)

INVESTMENT INCOME:
Dividends..............................................................       $    4,923,443
Foreign tax withholding................................................             (200,810)
                                                                              --------------
   Total investment income.............................................            4,722,633
                                                                              --------------

EXPENSES:
Investment advisory fees...............................................            2,155,097
                                                                              --------------
   Total expenses......................................................            2,155,097
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...........................................            2,567,536
                                                                              --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           (1,068,388)
   In-kind redemptions.................................................           11,305,755
   Foreign currency transactions.......................................               (3,467)
                                                                              --------------
Net realized gain (loss)...............................................           10,233,900
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           32,798,376
   Foreign currency translation........................................                  490
                                                                              --------------
Net change in unrealized appreciation (depreciation)...................           32,798,866
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           43,032,766
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $   45,600,302
                                                                              ==============


                        See Notes to Financial Statements                 Page 9

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE
                                                                             SIX MONTHS ENDED          FOR THE
                                                                                4/30/2014             YEAR ENDED
                                                                               (UNAUDITED)            10/31/2013
                                                                              --------------        --------------
OPERATIONS:
   Net investment income (loss).............................................  $    2,567,536        $    3,738,122
   Net realized gain (loss).................................................      10,233,900             4,188,637
   Net change in unrealized appreciation (depreciation).....................      32,798,866            18,229,097
                                                                              --------------        --------------
   Net increase (decrease) in net assets resulting from operations..........      45,600,302            26,155,856
                                                                              --------------        --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income....................................................      (8,248,537)           (9,654,102)
                                                                              --------------        --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold................................................     112,251,330           358,468,996
   Cost of shares redeemed..................................................     (46,830,466)          (42,980,067)
                                                                              --------------        --------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions..........................................................      65,420,864           315,488,929
                                                                              --------------        --------------
   Total increase (decrease) in net assets..................................     102,772,629           331,990,683

NET ASSETS:
   Beginning of period......................................................     433,099,363           101,108,680
                                                                              --------------        --------------
   End of period............................................................  $  535,871,992        $  433,099,363
                                                                              ==============        ==============
   Accumulated net investment income (loss) at end of period................  $   (6,142,077)       $     (461,076)
                                                                              ==============        ==============

CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period..................................      18,505,000             4,755,000
   Shares sold..............................................................       4,600,000            15,600,000
   Shares redeemed..........................................................      (1,900,000)           (1,850,000)
                                                                              --------------        --------------
   Shares outstanding, end of period........................................      21,205,000            18,505,000
                                                                              ==============        ==============

Page 10                 See Notes to Financial Statements

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  FOR THE SIX                           FOR THE PERIOD
                                                                 MONTHS ENDED           FOR THE          6/20/2012 (A)
                                                                   4/30/2014          YEAR ENDED            THROUGH
                                                                  (UNAUDITED)         10/31/2013          10/31/2012
                                                                ---------------     ---------------     ---------------
Net asset value, beginning of period                              $     23.40         $     21.26         $     19.99
                                                                  -----------         -----------         -----------
Income from investment operations:
Net investment income (loss)                                             0.17                0.39                0.05
Net realized and unrealized gain (loss)                                  2.13                2.46                1.33
                                                                  -----------         -----------         -----------
Total from investment operations                                         2.30                2.85                1.38
                                                                  -----------         -----------         -----------
Distributions paid to shareholders from:
Net investment income                                                   (0.43)              (0.71)              (0.05)
Return of capital                                                          --                  --               (0.06)
                                                                  -----------         -----------         -----------
Total distributions                                                     (0.43)              (0.71)              (0.11)
                                                                  -----------         -----------         -----------
Net asset value, end of period                                    $     25.27         $     23.40         $     21.26
                                                                  ===========         ===========         ===========
TOTAL RETURN (b)                                                         9.93%              13.54%               6.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $   535,872         $   433,099         $   101,109
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                            0.95% (c)           0.95%               0.95% (c)
Ratio of net investment income (loss) to average net assets              1.13% (c)           1.28%               0.89% (c)
Portfolio turnover rate (d)                                                 5%                 22%                  3%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust North American Energy Infrastructure Fund on June 1, 2012 in order to provide initial capital required.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 11

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds that are currently offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund") which trades under the ticker "EMLP" on the NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities in which the Fund invests or for cash or, in certain circumstances, both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return. The Fund invests in energy infrastructure companies which principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, Canadian Income Equities, pipeline companies, utilities, and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies").

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2014 (UNAUDITED)

for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2014 (UNAUDITED)

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settle date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2013 was as follows:


Distributions paid from:
Ordinary income.................................      $    9,654,102
Capital gain....................................                  --
Return of capital...............................                  --

As of October 31, 2013, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $           --
Accumulated capital and other gain (loss).......                  --
Net unrealized appreciation (depreciation)......          18,557,144

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2013, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2013, the Fund had no net ordinary losses.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ending 2012 and 2013 remain open to federal and state audit. As of April 30, 2014, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2014 (UNAUDITED)

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor") (See
Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Fund and First Trust have retained Energy Income Partners, LLC ("EIP" or the "Sub-Advisor"), an affiliate of First Trust, to serve as its investment sub-advisor. In this capacity, EIP is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio. Pursuant to the Investment Management Agreement, First Trust will supervise EIP and its management of the investment of the Fund's assets and will pay EIP for its services as the Fund's sub-advisor. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. EIP receives a sub-advisory fee equal to 45% of any remaining monthly investment management fee paid to First Trust after the average Fund expenses accrued during the most recent twelve months are subtracted from the investment management fee in a given month.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP. In addition, as of March 27, 2014, FTCP, through a wholly-owned subsidiary, purchased a preferred interest in EIP. The preferred interest is non-voting and does not share in the profits or losses of EIP. EIP may buy back any or all of FTCP's preferred interest at any time and FTCP may sell back to EIP up to 50% of its preferred interest on or after September 25, 2015, and any or all of its preferred interest after March 27, 2017.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and the Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2014, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $62,362,767 and $23,649,300, respectively.

For the six months ended April 30, 2014, the cost of in-kind purchases and proceeds from in-kind sales were $74,177,460 and $45,793,266, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2014 (UNAUDITED)


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of the Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2016.

7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event.

On June 23, 2014, the Fund declared a dividend of $0.1827 per share to shareholders of record on June 26, 2014, payable June 30, 2014.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

    BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND
                            SUB-ADVISORY AGREEMENTS

The Board of Trustees of the First Trust Exchange-Traded Fund IV (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of First Trust North American Energy Infrastructure Fund (the "Fund") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust on behalf of the Fund, the Advisor and Energy Income Partners, LLC (the "Sub-Advisor"). The Board approved the continuation of the Agreements for a one-year period ending March 31, 2015 at a meeting held on March 16-17, 2014. The Board of Trustees determined that the continuation of the Agreements is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for the Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for the Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; the sub-advisory fee for the Fund as compared to fees charged to other clients of the Sub-Advisor with similar investment objectives; expenses of the Fund compared to expense ratios of the funds in the Fund's Lipper Peer Group and a peer group of ETFs selected by the Advisor (the "FT Peer Group"); the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and the Sub-Advisor; and a summary of the Advisor's and the Sub-Advisor's compliance programs. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor and the Sub-Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund, knowing that the Sub-Advisor serves as such and knowing the Fund's unitary fee.

In reviewing the Agreements for the Fund, the Board considered the nature, extent and quality of services provided under the Agreements. The Board considered that, unlike most ETFs to which First Trust currently provides management services, the Fund is not designed to track the performance of an index and an advisor/sub-advisor management structure is employed. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund, and reviewed the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor. The Board considered the compliance program that

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2014 (UNAUDITED)

had been developed by the Advisor and the procedures in place to monitor the Fund's investment program, noting that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to the Fund, including the Sub-Advisor's day-to-day management of the Fund's investments and the background and experience of the Sub-Advisor's portfolio management team. The Board noted its familiarity with the Sub-Advisor is also due to its oversight of three other funds in the First Trust fund complex sub-advised by the Sub-Advisor, the First Trust Energy Income and Growth Fund, the First Trust Energy Infrastructure Fund and the First Trust MLP & Energy Income Fund (the "Closed-End Funds"). In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor under the Advisory Agreement and by the Sub-Advisor under the Sub-Advisory Agreement have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by the Fund under the Advisory Agreement, noting that the Fund pays the Advisor a fee equal to an annual rate of 0.95% of its average daily net assets and that the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and sub-advisory fees, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that the Advisor pays the Sub-Advisor 45% of the Fund's unitary fee after the Fund's expenses (excluding the sub-advisory fee) are paid from the unitary fee. The Board also reviewed data prepared by Lipper showing the Fund's unitary fee as compared to the fees of the peer funds in the Fund's Lipper Peer Group and determined that, because the Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total expense ratio of the peer funds in the Fund's Lipper Peer Group and the Fund's FT Peer Group. The Independent Trustees discussed with representatives of the Advisor the Advisor's philosophy regarding unitary fees of ETFs it manages, and the limitations in creating a relevant peer group for the Fund. The Board noted, for example, that the Lipper Peer Group for the Fund consists primarily of index-based ETFs. The Board took these limitations into account in considering the Lipper data. The Board compared the unitary fee for the Fund to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee. The Board considered information provided by the Sub-Advisor as to the fees it charges for investment advisory services provided to clients with similar investments, including the Closed-End Funds.

The Board considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board reviewed data prepared by Lipper comparing the Fund's performance to its Lipper Peer Group and to a broad-based benchmark. The Board also reviewed data comparing the Fund's performance to the FT Peer Group. In reviewing the Fund's performance as compared to the performance of the Fund's Lipper Peer Group and FT Peer Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Fund and, also considered additional information provided by the Sub-Adviser regarding differences between the Fund and its Lipper peer funds. The Board also considered an analysis from the Sub-Advisor regarding the Fund's performance for the fiscal year ended October 31, 2013, including a comparison to its benchmark indices.

On the basis of all the information provided on the Fund's unitary fee and performance of the Fund, the Board concluded that the unitary fee for the Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to the Fund under the Advisory Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides certainty in expenses for the Fund. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to the Fund for the period ended December 31, 2013, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits estimated to have been realized by the Advisor in connection with the management of the Fund for 2013 were not unreasonable. The Board noted that the Sub-Advisor provided estimated profitability data, but determined that the Advisor's profitability data was more relevant. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2014 (UNAUDITED)

Fund, may have had no dealings with the Advisor or FTP. The Board considered that the Sub-Advisor also identified fall-out benefits from managing the Fund, including soft dollar benefits. The Board also considered the ownership interest of an affiliate of the Advisor in the Sub-Advisor and the potential fall-out benefits to the Advisor and the Sub-Advisor from such ownership interest.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and the Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the Fund.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund, Shares of the Fund or securities in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NON-DIVERSIFICATION RISK. Because the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issues.

ENERGY INFRASTRUCTURE COMPANIES RISK. The Fund invests in Energy Infrastructure Companies and is subject to certain risks inherent in investing in these types of securities. Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those Energy Infrastructure Companies which own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids ("NGLs"), crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Infrastructure Companies. Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.

Certain Energy Infrastructure Companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

MLP RISK. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

GEOGRAPHIC RISK. The Fund invests primarily in securities of companies headquartered or incorporated in the United States and Canada. An investment in a particular geographic region may be particularly susceptible to changes in the

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                           APRIL 30, 2014 (UNAUDITED)

political, diplomatic and economic conditions of that region or any new regulatory requirements of the region. Accordingly, an investment in the Fund may be more volatile than an investment diversified across several geographic regions.

NON-U.S. SECURITIES. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded in Canada or other foreign countries and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

INTEREST RATE RISK. Rising interest rates could adversely impact the financial performance of MLPs, MLP-related entities and energy companies. Rising interest rates may increase an MLP's, MLP-related entity's or energy company's cost of capital, which would increase operating costs and may reduce an MLP's, MLP-related entity's or energy company's ability to execute acquisitions or expansion projects in a cost-effective manner. Rising interest rates may also impact the price of MLP units, MLP-related entity securities and energy company shares as the yields on alternative investments increase.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, Energy Income Partners will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

FIRST TRUST


First Trust Exchange-Traded Fund IV


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------
                                First Trust Tactical High
                                Yield ETF (HYLS)



                                Semi-Annual Report
                                April 30, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014

Shareholder Letter...........................................................  1
Fund Performance Overview ...................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments ....................................................  7
Statement of Assets and Liabilities.......................................... 18
Statement of Operations...................................................... 19
Statements of Changes in Net Assets.......................................... 20
Statement of Cash Flows...................................................... 21
Financial Highlights......................................................... 22
Notes to Financial Statements................................................ 23
Additional Information....................................................... 29

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Tactical High Yield ETF hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund described in this report will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS) SEMI-ANNUAL
                        LETTER FROM THE CHAIRMAN AND CEO

                                 APRIL 30, 2014


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Tactical High Yield ETF (the "Fund").

As a shareholder, twice a year you receive a detailed report about your investment. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

Despite some volatility, the six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 8.36% during the period. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

The primary investment objective of the First Trust Tactical High Yield ETF ("HYLS" or the "Fund") is to provide current income. The Fund's secondary investment objective is to provide capital appreciation. The Fund pursues its objectives by investing at least 80% of its net assets under normal market conditions (plus the amount of any borrowing for investment purposes) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-" by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc. ("S&P"), or lower than "Baa3" by Moody's Investors Service, Inc. ("Moody's"), or comparably rated by another nationally recognized statistical rating organization ("NRSRO"). High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------
                                                                                      AVERAGE ANNUAL            CUMULATIVE
                                                                                       TOTAL RETURNS          TOTAL RETURNS
                                                Six Months Ended    1 Year Ended    Inception (2/25/13)    Inception (2/25/13)
                                                    4/30/14           4/30/14           to 4/30/14              to 4/30/14

FUND PERFORMANCE
NAV                                                  4.60%             7.34%               9.85%                  11.67%
Market Price                                         3.70%             7.33%               9.85%                  11.68%

INDEX PERFORMANCE
Bank of America Merrill Lynch U.S. High
    Yield Master II Constrained Index                4.76%             6.29%               8.08%                  9.56%
------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market return does not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
INDUSTRY CLASSIFICATION              LONG-TERM INVESTMENTS
----------------------------------------------------------
Media                                         9.1%
Health Care Providers & Services              8.8
Hotels, Restaurants & Leisure                 8.0
Software                                      5.6
Oil, Gas & Consumable Fuels                   5.3
Diversified Telecommunication Services        5.1
Containers & Packaging                        4.8
Wireless Telecommunication Services           4.7
Chemicals                                     4.2
Trading Companies & Distributors              3.6
Food Products                                 3.6
Pharmaceuticals                               3.5
Health Care Equipment & Supplies              3.4
Real Estate Management & Development          2.7
Building Products                             2.5
Food & Staples Retailing                      2.2
Diversified Financial Services                2.0
Life Sciences Tools & Services                2.0
Road & Rail                                   1.8
Independent Power and Renewable
   Electricity Producers                      1.8
Commercial Services & Supplies                1.5
Specialty Retail                              1.4
Airlines                                      1.4
Diversified Consumer Services                 1.3
Automobiles                                   1.2
Energy Equipment & Services                   1.2
Semiconductors & Semiconductor Equipment      1.0
Auto Components                               0.9
Technology Hardware, Storage & Peripherals    0.8
Aerospace & Defense                           0.7
Real Estate Investment Trusts                 0.7
IT Services                                   0.6
Machinery                                     0.5
Communications Equipment                      0.5
Metals & Mining                               0.5
Consumer Finance                              0.5
Biotechnology                                 0.3
Health Care Technology                        0.2
Distributors                                  0.1
Electric Utilities                            0.0*
                                           --------
     Total                                  100.0%
                                           ========


*  Amount is less than 0.1%.

----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
ASSET CLASSIFICATION                      INVESTMENTS
----------------------------------------------------------
Corporate Bonds                              72.0%
Senior Floating-Rate Loan Interests          14.9
Foreign Corporate Bonds                      13.1
                                           --------
     Total                                  100.0%
                                           ========

----------------------------------------------------------
                                        % OF TOTAL LONG
                                         FIXED-INCOME
CREDIT QUALITY (S&P RATINGS)(1)           INVESTMENTS
----------------------------------------------------------
BBB                                           0.6%
BB                                           26.4
B                                            55.6
CCC                                          17.3
CC                                            0.1
                                           --------
     Total                                  100.0%
                                           ========

----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
COUNTRY EXPOSURE                          INVESTMENTS
----------------------------------------------------------
United States                                88.2%
Luxembourg                                    3.3
Canada                                        2.4
United Kingdom                                1.3
Mexico                                        1.0
Brazil                                        0.9
Ireland                                       0.9
France                                        0.8
Australia                                     0.3
Spain                                         0.3
South Korea                                   0.2
Japan                                         0.2
Netherlands                                   0.2
                                           --------
     Total                                  100.0%
                                           ========

(1) Ratings below BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 25, 2013 - APRIL 30, 2014

             First Trust Tactical       Bank of America Merrill Lynch U.S.
             High Yield ETF             High Yield Master II Constrained Index
2/25/13      10,000                     10,000
4/30/13      10,403                     10,308
10/31/13     10,676                     10,458
4/30/14      11,167                     10,956

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 27, 2013 (commencement of trading) through April 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                                   NUMBER OF DAYS BID/ASK MIDPOINT                  NUMBER OF DAYS BID/ASK MIDPOINT
                                             AT/ABOVE NAV                                      BELOW NAV

                               0.00%-      0.50%-     1.00%-                    0.00%-     0.50%-      1.00%-
FOR THE PERIOD                 0.49%       0.99%      1.99%     >=2.00%         0.49%      0.99%       1.99%     >=2.00%
2/27/13 - 10/31/13               94          37          0          0             37          5           0          0
11/1/13 - 4/30/14                85          29          0          0              9          0           0          0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2014 (UNAUDITED)


                               INVESTMENT MANAGER

The First Trust Leveraged Finance Team is comprised of eleven experienced investment professionals specializing in below investment-grade securities. The team is comprised of portfolio management, research, trading and operations. As of April 30, 2014, the First Trust Leveraged Finance Team managed or supervised approximately $1.3 billion in senior secured bank loans and high-yield bonds. These assets are spread across various strategies, including a closed-end fund, an open-end fund, three exchange-traded funds and a series of unit investment trusts.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
PETER FASONE, CFA - VICE PRESIDENT, PORTFOLIO MANAGER

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2014 (UNAUDITED)

As a shareholder of First Trust Tactical High Yield ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 NOVEMBER 1, 2013     APRIL 30, 2014         PERIOD            PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
Actual                                              $1,000.00           $1,046.00             1.27%                $6.44
Hypothetical (5% return before expenses)            $1,000.00           $1,018.50             1.27%                $6.36

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2013 through April 30, 2014), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                          STATED         STATED
      VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
CORPORATE BONDS -- 72.1%

                  AEROSPACE & DEFENSE -- 0.7%
$        100,000  Alliant Techsystems, Inc. (a)..................................       5.25%        10/01/21     $      104,250
         900,000  GenCorp, Inc. (b)..............................................       7.13%        03/15/21            981,000
         100,000  Kratos Defense & Security Solutions, Inc. (b)..................      10.00%        06/01/17            105,437
                                                                                                                  --------------
                                                                                                                       1,190,687
                                                                                                                  --------------

                  AGRICULTURAL PRODUCTS -- 0.4%
         625,000  Pinnacle Operating Corp. (a)...................................       9.00%        11/15/20            673,438
                                                                                                                  --------------

                  AIRLINES -- 1.4%
       2,060,000  United Continental Holdings, Inc...............................       6.38%        06/01/18          2,224,800
                                                                                                                  --------------

                  ALTERNATIVE CARRIERS -- 1.6%
       2,650,000  DigitalGlobe, Inc. (b).........................................       5.25%        02/01/21          2,597,000
                                                                                                                  --------------

                  APPLICATION SOFTWARE -- 3.2%
         400,000  ACI Worldwide, Inc. (a) (b)....................................       6.38%        08/15/20            422,000
         625,000  Audatex North America, Inc. (a) (b)............................       6.00%        06/15/21            673,437
         125,000  Audatex North America, Inc. (a)................................       6.13%        11/01/23            134,219
         400,000  Epicor Software Corp...........................................       8.63%        05/01/19            438,000
       2,500,000  Infor Software Parent LLC / Infor Software Parent, Inc. (a) (c)       7.13%        05/01/21          2,525,000
         600,000  Infor US, Inc. (b).............................................       9.38%        04/01/19            676,500
         250,000  Nuance Communications, Inc. (a)................................       5.38%        08/15/20            253,125
                                                                                                                  --------------
                                                                                                                       5,122,281
                                                                                                                  --------------

                  AUTO PARTS & EQUIPMENT -- 0.5%
         425,000  American Axle & Manufacturing, Inc. (b)........................       7.75%        11/15/19            489,812
         250,000  Dana Holding Corp..............................................       5.38%        09/15/21            259,375
                                                                                                                  --------------
                                                                                                                         749,187
                                                                                                                  --------------

                  AUTOMOBILE MANUFACTURERS -- 0.9%
         200,000  Chrysler Group LLC / CG Co-Issuer, Inc. (a)....................       8.00%        06/15/19            220,000
         200,000  Chrysler Group LLC / CG Co-Issuer, Inc. (a)....................       8.25%        06/15/21            225,750
         900,000  Chrysler Group LLC / CG Co-Issuer, Inc. (b)....................       8.25%        06/15/21          1,015,875
                                                                                                                  --------------
                                                                                                                       1,461,625
                                                                                                                  --------------

                  BROADCASTING -- 4.8%
       2,700,000  Gray Television, Inc...........................................       7.50%        10/01/20          2,916,000
         100,000  Mediacom Broadband LLC / Mediacom Broadband Corp. (a) .........       5.50%        04/15/21            100,125
         812,000  Nexstar Broadcasting, Inc......................................       6.88%        11/15/20            872,900
         495,000  Sinclair Television Group, Inc.................................       5.38%        04/01/21            495,000
       1,400,000  Sinclair Television Group, Inc.................................       6.38%        11/01/21          1,463,000
       1,500,000  Sinclair Television Group, Inc.................................       6.13%        10/01/22          1,539,375
         300,000  Univision Communications, Inc. (a).............................       5.13%        05/15/23            307,500
                                                                                                                  --------------
                                                                                                                       7,693,900
                                                                                                                  --------------

                  BUILDING PRODUCTS -- 1.1%
         500,000  Allegion US Holding Co., Inc. (a) (b)..........................       5.75%        10/01/21            532,500
         125,000  American Builders & Contractors Supply Co., Inc. (a)...........       5.63%        04/15/21            129,687
         300,000  BC Mountain LLC / BC Mountain Finance, Inc. (a) (b)............       7.00%        02/01/21            293,250
         500,000  Cemex Finance LLC (a)..........................................       6.00%        04/01/24            501,875
         250,000  Unifrax I LLC / Unifrax Holding Co. (a) (b)....................       7.50%        02/15/19            265,000
                                                                                                                  --------------
                                                                                                                       1,722,312
                                                                                                                  --------------

                        See Notes to Financial Statements                 Page 7

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                          STATED         STATED
      VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
CORPORATE BONDS (CONTINUED)

                  CABLE & SATELLITE -- 2.7%
$        200,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b)..............       5.25%        03/15/21     $      204,750
       1,500,000  CCO Holdings LLC / CCO Holdings Capital Corp...................       6.50%        04/30/21          1,606,875
       2,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                     Corp. (a)...................................................       6.38%        09/15/20          2,105,000
         500,000  Cequel Communications Holdings I LLC / Cequel Capital
                     Corp. (a) (b)...............................................       5.13%        12/15/21            490,000
                                                                                                                  --------------
                                                                                                                       4,406,625
                                                                                                                  --------------

                  CASINOS & GAMING -- 4.5%
         900,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                     Properties Finance, Inc. (a)................................       9.38%        05/01/22            899,437
         125,000  Churchill Downs, Inc. (a)......................................       5.38%        12/15/21            128,437
       3,100,000  MGM Resorts International (b)..................................       7.75%        03/15/22          3,613,050
         400,000  Pinnacle Entertainment, Inc. (b)...............................       7.50%        04/15/21            436,000
         750,000  PNK Finance Corp. (a)..........................................       6.38%        08/01/21            791,250
       1,385,000  Station Casinos LLC (b)........................................       7.50%        03/01/21          1,488,875
                                                                                                                  --------------
                                                                                                                       7,357,049
                                                                                                                  --------------

                  COMMERCIAL PRINTING -- 0.2%
         325,000  Cenveo Corp. (b)...............................................       8.88%        02/01/18            337,594
                                                                                                                  --------------

                  COMMODITY CHEMICALS -- 1.0%
       1,650,000  Tronox Finance LLC (b).........................................       6.38%        08/15/20          1,691,250
                                                                                                                  --------------

                  COMMUNICATIONS EQUIPMENT -- 0.5%
         700,000  Alcatel-Lucent USA, Inc. (a) (b)...............................       6.75%        11/15/20            738,500
                                                                                                                  --------------

                  CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.3%
         550,000  Oshkosh Corp. (a)..............................................       5.38%        03/01/22            565,125
                                                                                                                  --------------

                  CONSUMER FINANCE -- 0.5%
         125,000  Nationstar Mortgage LLC / Nationstar Capital Corp..............       6.50%        08/01/18            126,563
         500,000  Nationstar Mortgage LLC / Nationstar Capital Corp. (b) ........       6.50%        07/01/21            479,375
         150,000  Nationstar Mortgage LLC / Nationstar Capital Corp..............       6.50%        06/01/22            142,500
                                                                                                                  --------------
                                                                                                                         748,438
                                                                                                                  --------------

                  DISTRIBUTORS -- 0.1%
         200,000  WESCO Distribution, Inc. (a)...................                       5.38%        12/15/21            204,000
                                                                                                                  --------------

                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 2.5%
       3,310,000  KB Home........................................................       7.00%        12/15/21          3,558,250
         500,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                     Inc. (a)....................................................       5.25%        04/15/21            507,500
                                                                                                                  --------------
                                                                                                                       4,065,750
                                                                                                                  --------------

                  DIVERSIFIED REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.4%
         325,000  iStar Financial, Inc. (b)......................................       9.00%        06/01/17            383,500
         250,000  iStar Financial, Inc...........................................       4.88%        07/01/18            258,750
                                                                                                                  --------------
                                                                                                                         642,250
                                                                                                                  --------------

Page 8                  See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                          STATED         STATED
      VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
CORPORATE BONDS (CONTINUED)

                  FOOD DISTRIBUTORS -- 0.3%
$        388,000  KeHE Distributors LLC / KeHE Finance Corp. (a).................       7.63%        08/15/21     $      420,738
                                                                                                                  --------------

                  HEALTH CARE EQUIPMENT -- 2.8%
         834,000  Alere, Inc. (b)................................................       6.50%        06/15/20            879,870
         350,000  DJO Finance LLC / DJO Finance Corp. (b)........................       7.75%        04/15/18            369,250
         750,000  Kinetic Concepts, Inc. / KCI USA, Inc..........................      10.50%        11/01/18            860,625
       2,000,000  Kinetic Concepts, Inc. / KCI USA, Inc..........................      12.50%        11/01/19          2,350,000
                                                                                                                  --------------
                                                                                                                       4,459,745
                                                                                                                  --------------

                  HEALTH CARE FACILITIES -- 8.8%
       3,725,000  CHS/Community Health Systems, Inc. (a).........................       6.88%        02/01/22          3,878,656
         845,000  HCA Holdings, Inc. (b).........................................       6.25%        02/15/21            894,644
       1,000,000  HCA Holdings, Inc..............................................       7.75%        05/15/21          1,101,250
         270,000  HealthSouth Corp. (b)..........................................       7.75%        09/15/22            297,675
       1,000,000  LifePoint Hospitals, Inc. (a)..................................       5.50%        12/01/21          1,042,500
       2,500,000  Select Medical Corp............................................       6.38%        06/01/21          2,587,500
         500,000  Select Medical Corp. (a).......................................       6.38%        06/01/21            517,500
         500,000  Tenet Healthcare Corp. (a).....................................       6.00%        10/01/20            525,938
       2,750,000  Tenet Healthcare Corp..........................................       8.13%        04/01/22          3,059,375
         250,000  Vantage Oncology LLC / Vantage Oncology Finance Co. (a) .......       9.50%        06/15/17            257,500
                                                                                                                  --------------
                                                                                                                      14,162,538
                                                                                                                  --------------

                  HEALTH CARE TECHNOLOGY -- 0.2%
         305,000  MedAssets, Inc.................................................       8.00%        11/15/18            325,588
                                                                                                                  --------------

                  HOME ENTERTAINMENT SOFTWARE -- 0.3%
         375,000  Activision Blizzard, Inc. (a) (b)..............................       5.63%        09/15/21            400,781
         125,000  Activision Blizzard, Inc. (a) (b)..............................       6.13%        09/15/23            136,250
                                                                                                                  --------------
                                                                                                                         537,031
                                                                                                                  --------------

                  HOMEFURNISHING RETAIL -- 1.2%
       1,730,000  Serta Simmons Holdings LLC (a).................................       8.13%        10/01/20          1,907,325
                                                                                                                  --------------

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.8%
         444,000  Calpine Corp. (a)..............................................       7.50%        02/15/21            486,180
         555,000  Calpine Corp. (a) (b)..........................................       7.88%        01/15/23            624,375
       1,109,000  NRG Energy, Inc................................................       7.88%        05/15/21          1,235,149
         500,000  NRG Energy, Inc. (a)...........................................       6.25%        07/15/22            518,125
                                                                                                                  --------------
                                                                                                                       2,863,829
                                                                                                                  --------------

                  INDUSTRIAL MACHINERY -- 1.0%
       1,650,000  Signode Industrial Group Lux SA/Signode Industrial Group US,
                     Inc. (a)....................................................       6.38%        05/01/22          1,670,625
                                                                                                                  --------------

                  INTEGRATED TELECOMMUNICATION SERVICES -- 2.3%
         825,000  Cincinnati Bell, Inc. (b)......................................       8.38%        10/15/20            911,625
         150,000  T-Mobile USA, Inc..............................................       5.25%        09/01/18            158,625
         500,000  T-Mobile USA, Inc..............................................       6.54%        04/28/20            539,375
         560,000  T-Mobile USA, Inc..............................................       6.73%        04/28/22            606,200
         500,000  T-Mobile USA, Inc..............................................       6.63%        04/01/23            537,500

                        See Notes to Financial Statements                 Page 9

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                          STATED         STATED
      VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
CORPORATE BONDS (CONTINUED)

                  INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
$        400,000  Windstream Corp. (b)...........................................       7.75%        10/15/20     $      434,000
         500,000  Windstream Corp................................................       7.75%        10/01/21            543,750
                                                                                                                  --------------
                                                                                                                       3,731,075
                                                                                                                  --------------

                  IT CONSULTING & OTHER SERVICES -- 0.3%
         400,000  West Corp. (b).................................................       7.88%        01/15/19            428,500
                                                                                                                  --------------

                  LEISURE FACILITIES -- 0.8%
         750,000  Cedar Fair LP / Canada's Wonderland Co. / Magnum ..............
                     Management Corp. (b)........................................       5.25%        03/15/21            765,000
         550,000  Six Flags Entertainment Corp. (a)..............................       5.25%        01/15/21            556,875
                                                                                                                  --------------
                                                                                                                       1,321,875
                                                                                                                  --------------

                  LIFE SCIENCES TOOLS & SERVICES -- 1.6%
       1,450,000  Immucor, Inc. (b)..............................................      11.13%        08/15/19          1,645,750
         950,000  inVentiv Health, Inc. (a) (b)..................................       9.00%        01/15/18          1,011,750
                                                                                                                  --------------
                                                                                                                       2,657,500
                                                                                                                  --------------

                  MANAGED HEALTH CARE -- 0.1%
         100,000  Health Net, Inc. (b)...........................................       6.38%        06/01/17            109,250
                                                                                                                  --------------

                  MOVIES & ENTERTAINMENT -- 0.2%
         125,000  Cinemark USA, Inc. (b).........................................       4.88%        06/01/23            121,875
         250,000  Regal Entertainment Group......................................       5.75%        03/15/22            258,125
                                                                                                                  --------------
                                                                                                                         380,000
                                                                                                                  --------------

                  OFFICE REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.2%
         375,000  DuPont Fabros Technology LP....................................       5.88%        09/15/21            392,812
                                                                                                                  --------------
                  OIL & GAS EQUIPMENT & SERVICES -- 0.2%
         300,000  Access Midstream Partners LP / ACMP Finance Corp...............       5.88%        04/15/21            321,000
                                                                                                                  --------------

                  OIL & GAS EXPLORATION & PRODUCTION -- 1.6%
       1,000,000  Antero Resources Corp. (a).....................................       5.13%        12/01/22          1,010,000
         250,000  Antero Resources Finance Corp. (a).............................       5.38%        11/01/21            255,781
         500,000  Denbury Resources, Inc.........................................       5.50%        05/01/22            506,250
         250,000  Oasis Petroleum, Inc. (a)......................................       6.88%        03/15/22            272,500
         200,000  Rice Energy, Inc. (a)..........................................       6.25%        05/01/22            200,500
         250,000  Whiting Petroleum Corp.........................................       5.75%        03/15/21            268,750
                                                                                                                  --------------
                                                                                                                       2,513,781
                                                                                                                  --------------

                  OIL & GAS REFINING & MARKETING -- 0.1%
         187,500  Murphy Oil USA, Inc. (a).......................................       6.00%        08/15/23            194,531
                                                                                                                  --------------

                  OIL & GAS STORAGE & TRANSPORTATION -- 2.7%
         500,000  Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. (b) .       6.63%        10/01/20            532,500
         625,000  Crestwood Midstream Partners LP / Crestwood Midstream
                     Finance Corp. (a) (b).......................................       6.13%        03/01/22            656,250
       1,750,000  Holly Energy Partners LP / Holly Energy Finance Corp...........       6.50%        03/01/20          1,872,500
          50,000  Regency Energy Partners LP / Regency Energy Finance Corp.......       5.88%        03/01/22             52,500

Page 10                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                          STATED         STATED
      VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
CORPORATE BONDS (CONTINUED)

                  OIL & GAS STORAGE & TRANSPORTATION (CONTINUED)
$        250,000  Tesoro Logistics LP / Tesoro Logistics Finance Corp. (a) ......       5.88%        10/01/20     $      263,125
         900,000  Tesoro Logistics LP / Tesoro Logistics Finance Corp............       6.13%        10/15/21            956,250
                                                                                                                  --------------
                                                                                                                       4,333,125
                                                                                                                  --------------

                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 1.6%
       1,500,000  First Data Corp. (a)...........................................       8.25%        01/15/21          1,623,750
         500,000  Icahn Enterprises LP / Icahn Enterprises Finance Corp. (a) ....       3.50%        03/15/17            505,000
         500,000  Icahn Enterprises LP / Icahn Enterprises Finance Corp. (a) ....       6.00%        08/01/20            530,000
                                                                                                                  --------------
                                                                                                                       2,658,750
                                                                                                                  --------------

                  PACKAGED FOODS & MEATS -- 1.6%
         500,000  Darling Ingredients, Inc. (a)..................................       5.38%        01/15/22            514,375
       1,000,000  JBS USA LLC / JBS USA Finance, Inc. (a)........................       7.25%        06/01/21          1,083,750
         293,000  JBS USA LLC / JBS USA Finance, Inc. (a)........................       7.25%        06/01/21            317,539
         500,000  Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.......       4.88%        05/01/21            492,500
         125,000  Post Holdings, Inc. (a)........................................       6.75%        12/01/21            131,250
                                                                                                                  --------------
                                                                                                                       2,539,414
                                                                                                                  --------------

                  PAPER PACKAGING -- 1.0%
       1,500,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                     Reynolds Group Issuer Lu....................................       5.75%        10/15/20          1,567,500
                                                                                                                  --------------

                  PHARMACEUTICALS -- 2.2%
         200,000  Endo Finance LLC (a)...........................................       5.75%        01/15/22            207,000
         500,000  Endo Health Solutions, Inc.....................................       7.00%        07/15/19            540,000
         500,000  Endo Health Solutions, Inc. (b)................................       7.25%        01/15/22            548,750
       1,000,000  Par Pharmaceutical Cos., Inc...................................       7.38%        10/15/20          1,090,000
         500,000  Salix Pharmaceuticals Ltd. (a).................................       6.00%        01/15/21            537,500
         575,000  Valeant Pharmaceuticals International (a) (b)..................       6.75%        08/15/21            619,563
                                                                                                                  --------------
                                                                                                                       3,542,813
                                                                                                                  --------------

                  RAILROADS -- 0.2%
         255,000  Watco Cos. LLC / Watco Finance Corp. (a).......................       6.38%        04/01/23            259,462
                                                                                                                  --------------

                  REAL ESTATE OPERATING COMPANIES -- 0.2%
         260,000  ClubCorp Club Operations, Inc. (b).............................      10.00%        12/01/18            287,950
                                                                                                                  --------------

                  RESTAURANTS -- 0.3%
         500,000  Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock
                     International LLC (a).......................................       5.88%        05/15/21            501,250
                                                                                                                  --------------

                  SEMICONDUCTOR EQUIPMENT -- 0.3%
         500,000  Micron Technology, Inc. (a)....................................       5.88%        02/15/22            528,750
                                                                                                                  --------------

                  SEMICONDUCTORS -- 0.6%
         625,000  Freescale Semiconductor, Inc. (a)..............................       6.00%        01/15/22            654,687
         375,000  MagnaChip Semiconductor Corp...................................       6.63%        07/15/21            374,063
                                                                                                                  --------------
                                                                                                                       1,028,750
                                                                                                                  --------------

                  SPECIALIZED CONSUMER SERVICES -- 0.2%
         250,000  ARAMARK Corp. (b)..............................................       5.75%        03/15/20            263,437
                                                                                                                  --------------

                        See Notes to Financial Statements                Page 11

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                          STATED         STATED
      VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
CORPORATE BONDS (CONTINUED)

                  SPECIALTY CHEMICALS -- 1.9%
$        500,000  Chemtura Corp. (b).............................................       5.75%        07/15/21     $      521,250
       1,950,000  Hexion U.S. Finance Corp. (b)..................................       6.63%        04/15/20          2,035,313
         500,000  OMNOVA Solutions, Inc..........................................       7.88%        11/01/18            536,875
                                                                                                                  --------------
                                                                                                                       3,093,438
                                                                                                                  --------------

                  SYSTEMS SOFTWARE -- 0.5%
         725,000  BMC Software Finance, Inc. (a) (b).............................       8.13%        07/15/21            763,062
                                                                                                                  --------------

                  TIRES & RUBBER -- 0.5%
         250,000  Goodyear Tire & Rubber (The) Co. (b)...........................       8.25%        08/15/20            277,813
         450,000  Goodyear Tire & Rubber (The) Co. (b)...........................       6.50%        03/01/21            489,375
                                                                                                                  --------------
                                                                                                                         767,188
                                                                                                                  --------------

                  TRADING COMPANIES & DISTRIBUTORS -- 3.6%
         500,000  Ashtead Capital, Inc. (a) (b)..................................       6.50%        07/15/22            545,000
       2,100,000  BlueLine Rental Finance Corp. (a)..............................       7.00%        02/01/19          2,252,250
         850,000  United Rentals North America, Inc. (b).........................       7.63%        04/15/22            960,500
       1,000,000  United Rentals North America, Inc..............................       6.13%        06/15/23          1,080,000
       1,000,000  Vander Intermediate Holding II Corp. (a) (d)...................       9.75%        02/01/19          1,057,500
                                                                                                                  --------------
                                                                                                                       5,895,250
                                                                                                                  --------------

                  TRUCKING -- 0.4%
         375,000  Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (b)            5.50%        04/01/23            380,625
         250,000  Hertz (The) Corp...............................................       7.38%        01/15/21            276,563
                                                                                                                  --------------
                                                                                                                         657,188
                                                                                                                  --------------

                  WIRELESS TELECOMMUNICATION SERVICES -- 3.2%
         575,000  Frontier Communications Corp. (b)..............................       8.75%        04/15/22            658,375
       1,250,000  Sprint Communications, Inc.....................................       7.00%        08/15/20          1,365,625
       1,000,000  Sprint Corp. (a)...............................................       7.25%        09/15/21          1,093,750
       1,145,000  Sprint Corp. (a)...............................................       7.88%        09/15/23          1,265,225
         800,000  Syniverse Holdings, Inc........................................       9.13%        01/15/19            872,000
                                                                                                                  --------------
                                                                                                                       5,254,975
                                                                                                                  --------------
                  TOTAL CORPORATE BONDS.........................................................................     116,531,856
                  (Cost $113,659,576)                                                                             --------------

FOREIGN CORPORATE BONDS -- 13.1%

                  ALTERNATIVE CARRIERS -- 1.7%
         125,000  Intelsat Luxembourg SA.........................................       6.75%        06/01/18            132,813
       2,525,000  Intelsat Luxembourg SA.........................................       7.75%        06/01/21          2,641,781
                                                                                                                  --------------
                                                                                                                       2,774,594
                                                                                                                  --------------

                  AUTOMOBILE MANUFACTURERS -- 0.3%
         500,000  Jaguar Land Rover Automotive PLC (a) (b).......................       5.63%        02/01/23            523,750
                                                                                                                  --------------

                  BIOTECHNOLOGY -- 0.3%
         500,000  Grifols Worldwide Operations Ltd. (a)..........................       5.25%        04/01/22            508,750
                                                                                                                  --------------

                  BUILDING PRODUCTS -- 0.7%
       1,000,000  Cemex SAB de CV (a)............................................       7.25%        01/15/21          1,077,500
                                                                                                                  --------------


Page 12                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                          STATED         STATED
      VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  CABLE & SATELLITE -- 0.0%
$         50,000  Cogeco Cable, Inc. (a).........................................       4.88%        05/01/20     $       50,437
                                                                                                                  --------------

                  DIVERSIFIED CHEMICALS -- 1.2%
       1,667,000  INEOS Group Holdings SA (a)....................................       6.13%        08/15/18          1,733,680
         250,000  INEOS Group Holdings SA (a)....................................       5.88%        02/15/19            255,625
                                                                                                                  --------------
                                                                                                                       1,989,305
                                                                                                                  --------------

                  HEALTH CARE SUPPLIES -- 0.3%
         400,000  ConvaTec Healthcare E SA (a) (b)...............................      10.50%        12/15/18            440,500
                                                                                                                  --------------

                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.5%
         200,000  Altice SA (a)..................................................       7.75%        05/15/22            208,750
         500,000  Numericable Group SA (a).......................................       6.00%        05/15/22            512,500
                                                                                                                  --------------
                                                                                                                         721,250
                                                                                                                  --------------

                  METAL & GLASS CONTAINERS -- 0.9%
         126,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (a)....................................................       6.25%        01/31/19            131,670
       1,188,177  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                     Inc. (a) (b)................................................       7.00%        11/15/20          1,244,615
                                                                                                                  --------------
                                                                                                                       1,376,285
                                                                                                                  --------------

                  MOVIES & ENTERTAINMENT -- 0.1%
         125,000  Nielsen Co. Luxembourg S.a.r.l. (The) (a)......................       5.50%        10/01/21            130,937
                                                                                                                  --------------

                  OIL & GAS EQUIPMENT & SERVICES -- 1.0%
       1,600,000  Niska Gas Storage Canada ULC / Niska Gas Storage Canada
                     Finance Corp. (a)...........................................       6.50%        04/01/19          1,570,000
                                                                                                                  --------------

                  OIL & GAS EXPLORATION & PRODUCTION -- 0.6%
       1,000,000  Tullow Oil PLC (a).............................................       6.00%        11/01/20          1,025,000
                                                                                                                  --------------

                  OIL & GAS STORAGE & TRANSPORTATION -- 0.3%
         500,000  Gibson Energy, Inc. (a)........................................       6.75%        07/15/21            542,500
                                                                                                                  --------------

                  PAPER PACKAGING -- 1.5%
         350,000  Cascades, Inc. (b).............................................       7.75%        12/15/17            365,006
       2,000,000  Exopack Holdings SA (a)........................................       7.88%        11/01/19          2,130,000
                                                                                                                  --------------
                                                                                                                       2,495,006
                                                                                                                  --------------

                  PHARMACEUTICALS -- 1.3%
       2,000,000  Capsugel SA (a) (b) (e)........................................       7.00%        05/15/19          2,063,750
                                                                                                                  --------------

                  RAILROADS -- 1.2%
       1,833,000  Bombardier, Inc. (a)...........................................       6.00%        10/15/22          1,867,369
                                                                                                                  --------------

                  SECURITY & ALARM SERVICES -- 0.7%
       1,000,000  Garda World Security Corp. (a).................................       7.25%        11/15/21          1,058,750
                                                                                                                  --------------

                  STEEL -- 0.3%
         500,000  FMG Resources August 2006 Pty Ltd. (a).........................       6.88%        02/01/18            528,750
                                                                                                                  --------------

                        See Notes to Financial Statements                Page 13

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                          STATED         STATED
      VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
$        350,000  SoftBank Corp. (a).............................................       4.50%        04/15/20     $      352,188
                                                                                                                  --------------
                  TOTAL FOREIGN CORPORATE BONDS..............................................................         21,096,621
                  (Cost $20,800,621)                                                                              --------------

    PRINCIPAL                                                                                         STATED
      VALUE                                   DESCRIPTION                             RATE (f)     MATURITY (g)        VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 15.0%

                  ALUMINUM -- 0.2%
         253,904  Constellium Holdco B.V., Initial Dollar Term Loan..............       6.00%        03/25/20            257,713
                                                                                                                  --------------

                  APPAREL RETAIL -- 0.2%
         400,000  Nine West Holdings, Inc., Initial Loan.........................       4.75%        10/08/19            399,124
                                                                                                                  --------------

                  APPLICATION SOFTWARE -- 0.2%
         331,908  Triple Point Technology, Term Loan B...........................       5.25%        07/10/20            310,334
                                                                                                                  --------------

                  BROADCASTING -- 0.6%
       1,000,000  Clear Channel Communications, Inc., Tranche B Term Loan .......       3.80%        01/29/16            991,410
                                                                                                                  --------------

                  BUILDING PRODUCTS -- 0.7%
       1,166,667  Quikrete Holdings, Inc., Initial Loan (Second Lien)............       7.00%        03/26/21          1,196,568
                                                                                                                  --------------

                  CASINOS & GAMING -- 2.4%
         399,194  Caesars Entertainment Operating Co., Inc., Term B-6 Loan ......       5.40%        01/28/18            372,448
       3,295,500  Caesar's Growth Partners LLC, Term Loan B......................       6.25%        05/08/21          3,276,551
         196,543  ROC Finance LLC, Funded Term B Loan............................       5.00%        06/20/19            190,484
                                                                                                                  --------------
                                                                                                                       3,839,483
                                                                                                                  --------------

                  COMMUNICATIONS EQUIPMENT -- 0.0%
          49,875  Mitel Networks Corp., Term Loan................................  5.25% - 6.50%     01/31/20             50,280
                                                                                                                  --------------

                  COMPUTER HARDWARE -- 0.8%
       1,296,742  Dell, Inc., Term B Loan........................................       4.50%        04/29/20          1,292,852
                                                                                                                  --------------

                  CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.1%
         231,229  Navistar, Inc., Tranche B Term Loan............................       5.75%        08/17/17            234,697
                                                                                                                  --------------

                  CONSUMER FINANCE -- 0.3%
         515,188  Walter Investment Management Corp., Tranche B Term Loan .......       4.75%        12/18/20            510,252
                                                                                                                  --------------

                  DATA PROCESSING & OUTSOURCED SERVICES -- 0.3%
         500,000  Sungard Availability Services Capital, Term Loan B.............       6.00%        03/29/19            497,500
                                                                                                                  --------------

                  DIVERSIFIED SUPPORT SERVICES -- 0.7%
         550,000  Brickman Group Holdings, Inc., Second Lien Term Loan...........       7.50%        12/31/21            559,971
         505,000  SMG Holdings, Inc., Term Loan B................................       4.50%        02/27/20            504,369
                                                                                                                  --------------
                                                                                                                       1,064,340
                                                                                                                  --------------

                  ELECTRIC UTILITIES -- 0.0%
         100,000  TXU (Texas Competitive Electric Holdings Co. LLC),
                     2014 Term Loan (Non-Extending) (h)..........................       3.74%        10/10/14             75,208
                                                                                                                  --------------

Page 14                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                                         STATED
      VALUE                                   DESCRIPTION                             RATE (f)     MATURITY (g)        VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE EQUIPMENT -- 0.4%
$        600,000  Ikaria, Inc., Initial Term Loan (First Lien)...................       5.00%        02/12/21     $      601,500
                                                                                                                  --------------

                  HYPERMARKETS & SUPER CENTERS -- 1.9%
       3,061,594  BJ's Wholesale Club, Inc., 2013 (November) Replacement Loan
                     (Second Lien)...............................................       8.50%        03/26/20          3,126,653
                                                                                                                  --------------

                  INSURANCE BROKERS -- 0.1%
         100,000  Cooper Gay Swett & Crawford Ltd., Term Loan (Second Lien) .....       8.25%        10/16/20             96,250
                                                                                                                  --------------

                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.2%
         346,953  Avaya, Inc., Term B-3 Loan.....................................       4.73%        10/26/17            334,682
                                                                                                                  --------------

                  LIFE SCIENCES TOOLS & SERVICES -- 0.3%
         500,000  InVentiv Health, Inc., Consolidated Term Loan..................       7.50%        08/04/16            499,690
                                                                                                                  --------------

                  METAL & GLASS CONTAINERS -- 0.4%
         600,000  Filtration Group Corp., Initial Term Loan (Second Lien) .......       8.25%        11/22/21            609,000
                                                                                                                  --------------

                  MOVIES & ENTERTAINMENT -- 0.1%
         125,000  Lions Gate Entertainment Corp., Loan...........................       5.00%        07/19/20            126,875
                                                                                                                  --------------

                  PACKAGED FOODS & MEATS -- 1.6%
         579,289  Boulder Brands, Inc. (GFA Brands, Inc.), Term Loan.............       5.00%        07/09/20            580,737
       1,997,333  New HB Acquisition LLC, Term B Loan............................       6.75%        04/09/20          2,072,233
                                                                                                                  --------------
                                                                                                                       2,652,970
                                                                                                                  --------------

                  PROPERTY & CASUALTY INSURANCE -- 0.4%
         600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                     (Second Lien)...............................................       6.75%        02/28/22            592,878
                                                                                                                  --------------

                  PUBLISHING -- 0.6%
         800,000  Cengage Learning Acquisitions, Inc., Term Loan.................       7.00%        03/15/20            812,000
          84,717  McGraw-Hill Global Education Holdings LLC, Term B Loan ........
                     Refinancing.................................................       5.75%        03/22/19             85,352
                                                                                                                  --------------
                                                                                                                         897,352
                                                                                                                  --------------

                  RETAIL REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.1%
         100,000  Capital Automotive LLC, Term Loan (Second Lien)................       6.00%        04/30/20            101,000
                                                                                                                  --------------

                  SPECIALIZED CONSUMER SERVICES -- 0.8%
       1,205,882  Asurion LLC, Term Loan (Second Lien)...........................       8.50%        03/03/21          1,237,537
                                                                                                                  --------------

                  SYSTEMS SOFTWARE -- 1.5%
         500,000  Applied Systems, Inc., Initial Term Loan (Second Lien) ........       7.50%        01/24/22            505,000
       1,846,000  BMC Software Finance, Inc., Initial US Term Loan...............       5.00%        09/10/20          1,838,302
                                                                                                                  --------------
                                                                                                                       2,343,302
                                                                                                                  --------------

                  TRUCKING -- 0.1%
         148,500  SIRVA Worldwide, Inc., Loan....................................       7.50%        03/27/19            150,728
                                                                                                                  --------------

                        See Notes to Financial Statements                Page 15

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                                         STATED
      VALUE                                   DESCRIPTION                             RATE (f)     MATURITY (g)        VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
$         79,063  Lightower Fiber Networks (LTS Buyer LLC or Sidera Networks,
                     Inc.), Term Loan (Second Lien)..............................       8.00%        04/12/21     $       79,557
                                                                                                                  --------------

                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS.....................................................      24,169,735
                  (Cost $24,142,402)                                                                              --------------

                  TOTAL INVESTMENTS -- 100.2%...................................................................     161,798,212
                  (Cost $158,602,599) (i)                                                                         --------------


    PRINCIPAL                                                                          STATED         STATED
      VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
U.S. GOVERNMENT BONDS SOLD SHORT -- (12.3%)

      (3,950,000) United States Treasury Note....................................       1.75%        05/15/23         (3,685,228)
     (15,150,000) United States Treasury Note....................................       2.75%        11/15/23        (15,318,074)
        (800,000) United States Treasury Note....................................       2.75%        02/15/24           (807,062)
                                                                                                                  --------------
                  TOTAL U.S. GOVERNMENT BONDS SOLD SHORT........................................................     (19,810,364)
                  (Proceeds $19,544,806)                                                                          --------------

                  NET OTHER ASSETS AND LIABILITIES -- 12.1%.....................................................      19,538,413
                                                                                                                  --------------
                  NET ASSETS -- 100.0%..........................................................................  $  161,526,261
                                                                                                                  ==============

-----------------------------
(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2014, securities noted as such amounted to $63,545,894 or 39.3% of net assets.

(b) This security or a portion of this security is segregated as collateral for investments sold short.

(c) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes ("Notes") whereby the issuer may, at its option, elect to pay interest on the Notes
      (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.125% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for November 1, 2014.

(d) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the Notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 9.750% per annum and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for August 1, 2014.

(e) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the Notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.000% per annum and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for May 15, 2014.

(f) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2014. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(g) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(h)   This issuer has filed for protection in federal bankruptcy court.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,446,322 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $250,709.

Page 16                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                           LEVEL 2         LEVEL 3
                                                           TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT          QUOTED        OBSERVABLE      UNOBSERVABLE
                                                         4/30/2014         PRICES          INPUTS           INPUTS
                                                       -------------     -----------    -------------    ------------
Corporate Bonds*...................................    $ 116,531,856     $        --    $ 116,531,856    $         --
Foreign Corporate Bonds*...........................       21,096,621              --       21,096,621              --
Senior Floating-Rate Loan Interests*...............       24,169,735              --       24,169,735              --
                                                       -------------     -----------    -------------    ------------
Total Investments..................................    $ 161,798,212     $        --    $ 161,798,212    $         --
                                                       =============     ===========    =============    ============

                                                  LIABILITIES TABLE
                                                                                           LEVEL 2         LEVEL 3
                                                           TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT          QUOTED        OBSERVABLE      UNOBSERVABLE
                                                         4/30/2014         PRICES          INPUTS           INPUTS
                                                       -------------     -----------    -------------    ------------
U.S. Government Bonds Sold Short...................    $ (19,810,364)    $        --    $ (19,810,364)   $         --
                                                       =============     ===========    =============    ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                        See Notes to Financial Statements                Page 17

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014 (UNAUDITED)

ASSETS:
Investments, at value..................................................       $  161,798,212
Cash...................................................................            1,429,562
Restricted cash........................................................           19,708,530
Receivables:
   Investment securities sold..........................................            2,531,516
   Interest............................................................            2,361,656
                                                                              --------------
      Total Assets.....................................................          187,829,476
                                                                              --------------

LIABILITIES:
Investments sold short, at value ($19,544,806).........................           19,810,364
Payables:
   Investment securities purchased.....................................            6,143,379
   Interest on investments sold short..................................              228,647
   Investment advisory fees............................................              120,638
   Margin interest expense.............................................                  187
                                                                              --------------
      Total Liabilities................................................           26,303,215
                                                                              --------------
NET ASSETS.............................................................       $  161,526,261
                                                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................       $  158,846,314
Par value..............................................................               31,000
Accumulated net investment income (loss)...............................             (405,474)
Accumulated net realized gain (loss) on investments....................              124,366
Net unrealized appreciation (depreciation) on investments and foreign
   currency translation................................................            2,930,055
                                                                              --------------
NET ASSETS.............................................................       $  161,526,261
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        52.11
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            3,100,002
                                                                              ==============
Investments, at cost...................................................       $  158,602,599
                                                                              ==============


Page 18                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................       $    3,378,856
                                                                              --------------

   Total investment income.............................................            3,378,856
                                                                              --------------

EXPENSES:
Investment advisory fees...............................................              530,715
Interest on investments sold short.....................................              172,448
Margin interest expense................................................                8,667
                                                                              --------------

   Total expenses......................................................              711,830
                                                                              --------------

NET INVESTMENT INCOME (LOSS)...........................................            2,667,026
                                                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments................................              295,073
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................            1,928,088
   Investments sold short..............................................             (149,648)
                                                                              --------------

Net change in unrealized appreciation (depreciation)...................            1,778,440
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................            2,073,513
                                                                              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $    4,740,539
                                                                              ==============


                        See Notes to Financial Statements                Page 19

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX      FOR THE PERIOD
                                                                               MONTHS ENDED      2/25/2013 (a)
                                                                                4/30/2014          THROUGH
                                                                               (UNAUDITED)        10/31/2013
                                                                              --------------    --------------
OPERATIONS:
   Net investment income (loss)........................................       $    2,667,026    $    1,265,501
   Net realized gain (loss)............................................              295,073           180,799
   Net change in unrealized appreciation (depreciation)................            1,778,440         1,151,615
                                                                              --------------    --------------

   Net increase (decrease) in net assets resulting from operations.....            4,740,539         2,597,915
                                                                              --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...............................................           (3,101,003)       (1,588,504)
                                                                              --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................................           85,709,204        73,168,110
                                                                              --------------    --------------

   Total increase (decrease) in net assets.............................           87,348,740        74,177,521

NET ASSETS:
   Beginning of period.................................................           74,177,521                --
                                                                              --------------    --------------

   End of period.......................................................       $  161,526,261    $   74,177,521
                                                                              ==============    ==============

   Accumulated net investment income (loss)
      at end of period.................................................       $     (405,474)   $       28,503
                                                                              ==============    ==============

CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period.............................            1,450,002                --
   Shares sold.........................................................            1,650,000         1,450,002
   Shares redeemed.....................................................                   --                --
                                                                              --------------    --------------

   Shares outstanding, end of period...................................            3,100,002         1,450,002
                                                                              ==============    ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 20                 See Notes to Financial Statements

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations............   $    4,740,539
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
      Purchases of investments.............................................     (116,685,299)
      Borrowed investments sold short......................................       26,329,038
      Cost to cover short positions........................................      (21,281,870)
      Sales, maturities and paydowns of investments........................       29,407,437
      Net amortization/accretion of premiums/discounts on investments......          300,289
      Net realized gain/loss on investments................................         (295,073)
      Net change in unrealized appreciation/depreciation on investments ...       (1,928,088)
      Net change in unrealized appreciation/depreciation on securities
         sold short........................................................          149,648
CHANGES IN ASSETS AND LIABILITIES:
      Increase in restricted cash..........................................       (5,039,020)
      Increase in interest receivable......................................       (1,276,098)
      Increase in interest payable on investments sold short...............          165,269
      Decrease in interest expense payable on investments sold short.......             (726)
      Increase in investment advisory fees payable.........................           69,794
                                                                              --------------
CASH USED IN OPERATING ACTIVITIES..........................................                     $  (85,344,160)
                                                                                                --------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from shares sold............................................      85,709,204
      Distributions to shareholders from net investment income.............      (3,101,003)
                                                                              --------------
CASH PROVIDED BY FINANCING ACTIVITIES......................................                         82,608,201
                                                                                                --------------
Decrease in cash...........................................................                         (2,735,959)
Cash at beginning of period................................................                          4,165,521
                                                                                                --------------
CASH AT END OF PERIOD......................................................                     $    1,429,562
                                                                                                ==============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest...................................                     $        9,393
                                                                                                ==============


                        See Notes to Financial Statements                Page 21

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  FOR THE        FOR THE PERIOD
                                                              SIX MONTHS ENDED   2/25/2013 (a)
                                                                 4/30/2014          THROUGH
                                                                (UNAUDITED)        10/31/2013
                                                               --------------    --------------
Net asset value, beginning of period ......................      $    51.16        $    50.00
                                                                 ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..............................            1.23              1.93
Net realized and unrealized gain (loss) ...................            1.10              1.38
                                                                 ----------        ----------
Total from investment operations ..........................            2.33              3.31
                                                                 ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .....................................           (1.38)            (2.15)
                                                                 ----------        ----------
Net asset value, end of period ............................      $    52.11        $    51.16
                                                                 ==========        ==========
TOTAL RETURN (b)...........................................            4.60%             6.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......................      $  161,526        $   74,178
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets .............            1.27% (c)         1.28% (c)
Ratio of net expenses to average net assets excluding
   interest expense........................................            0.95% (c)         0.95% (c)
Ratio of net investment income (loss) to average net
   assets..................................................            4.77% (c)         5.10% (c)
Portfolio turnover rate (d)................................              26%               52%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 22                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds that are currently offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker "HYLS" on The NASDAQ(R) Stock Market, LLC ("NASDAQ"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash, or in certain circumstances, both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective is to provide current income. The Fund's secondary objective is capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield debt securities that are rated below-investment grade at the time of purchase or unrated securities deemed by First Trust Advisors L.P. ("First Trust" or the "Advisor") to be of comparable quality. For purposes of this strategy, "high yield debt securities" may include senior and subordinated corporate debt obligations and senior floating rate loans, debtor in possession (DIP) loans and other junior or bridge loans. The Fund's investments may also include loan interests that are not secured by any specific collateral of the borrower, loan interests that have a lower than first lien priority on collateral of the borrower, loans to foreign borrowers, loans in foreign currencies and other loans with characteristics that the Advisor believes qualify as bank loans ("Senior Loans"). Below investment grade high yield debt securities are commonly referred to as "high-yield" or "junk" debt. As part of its investment strategy, the Fund intends to maintain both long and short positions in securities under normal market conditions. The Fund will take long positions in securities that the Advisor believes in the aggregate to have the potential to outperform the Fund's benchmark, the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (the "Index"). The Fund will take short positions in securities that the Advisor believes will decline or in the aggregate will underperform the Index. The Fund's long positions may total up to 130% of the Fund's net assets. The Fund's short positions will range between 0% and 30% of the Fund's net assets. Under normal market conditions, the Fund takes short positions in U.S. Treasury securities and/or corporate debt obligations, which may be rated investment grade or rated or deemed to be high yield securities. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

On April 24, 2014, the Advisor filed with the SEC a supplement to the Fund's prospectus, whereby the Fund adopted a policy that it will not invest in securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2014 (UNAUDITED)

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities ("MBS"), asset-backed securities ("ABS") and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) held in the Fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

-------------------
1 The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2014 (UNAUDITED)


             8)   the coupon payments;

             9) the quality, value and salability of collateral, if any, securing the security;

            10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

            11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

            12)   borrower's/issuer's competitive position within the industry;

            13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and 14) other relevant factors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing for loans.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When a short sale is engaged in, the security sold short must be borrowed and delivered to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

The Fund has established an account with Pershing, LLC ("Pershing") for the purpose of purchasing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. At April 30, 2014, the Fund had $19,708,530 in restricted cash as shown on the Statement of Assets and Liabilities associated


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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2014 (UNAUDITED)

with securities sold short. Interest is charged on payable debit margin balances at a rate equal to the Federal Funds rate plus 75 basis points and is charged on payable credit margin balances at a rate equal to the Federal Funds rate less 40 basis points. At April 30, 2014, the Fund had a debit margin balance with an interest rate of 0.83%. For the six months ended April 30, 2014, margin interest expense was $8,667, which is shown in "Margin interest expense" on the Statement of Operations. For the six months ended April 30, 2014, the average margin balance and interest rates were $2,084,248 and 0.83%, respectively.

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded commitments as of April 30, 2014.

E. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended October 31, 2013, was as follows:

Distributions paid from:
Ordinary income.................................      $    1,588,504
Capital gain....................................                  --
Return of capital...............................                  --

As of October 31, 2013, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................      $       28,503
Accumulated capital and other losses............                  --
Net unrealized appreciation (depreciation)......      $      980,908

F. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2013, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2013, the Fund had no net ordinary losses.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year 2013 remains open to federal and state audit. As of April 30, 2014, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2014 (UNAUDITED)

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3). The Fund is subject to an Interest Expense due to the costs associated with the Fund's short positions in securities.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2014, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $115,165,084 and $30,041,946, respectively.

For the six months ended April 30, 2014, the Fund had no in-kind transactions.

                                 5. BORROWINGS

Effective March 28, 2013, the First Trust Series Fund and First Trust Variable Insurance Trust entered into a $20 million Committed Line of Credit ("Line of Credit") with The Bank of Nova Scotia ("Scotia") to be a liquidity backstop during periods of high redemption volume. On July 30, 2013, the Line of Credit was increased to $50 million and First Trust Exchange-Traded Fund III and the Trust were added to the Credit Agreement. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by Scotia, which First Trust allocated amongst the funds that had access to the Line of Credit. To the extent that the Fund accessed the Line of Credit, there would also be an interest fee charged.

The Line of Credit terminated on March 27, 2014. Effective March 27, 2014, the Trust, on behalf of the Fund, along with the First Trust Series Fund and First Trust Variable Insurance Trust, entered into a $30 million Credit Agreement (the "BNYM Line of Credit") with BNYM to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust will allocate amongst the funds that have access to the BNYM Line of Credit. To the extent that the Fund accesses the BNYM Line of Credit, there would also be an interest fee charged.

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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2014 (UNAUDITED)


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of the Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2016.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there were the following subsequent events:

On May 12, 2014, the Advisor filed with the SEC a supplement to the Fund's prospectus, whereby, effective July 11, 2014, the Fund may, under normal market conditions, invest up to 40% of its net assets (plus the amount of any borrowing for investment purposes) in bank loans; however, the Fund will invest no more than 15% of its net assets (plus the amount of any borrowing for investment purposes) in junior loans, and all other bank loans in which the Fund invests will be first lien senior secured floating rate bank loans. The Fund may also, under normal market conditions, invest up to 30% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. exchange-traded options on futures contracts and U.S. exchange-traded futures contracts.

On May 20, 2014, the Fund declared a dividend of $0.2200 per share to shareholders of record on May 23, 2014, payable May 30, 2014.

On June 23, 2014, the Fund declared a dividend of $0.2200 per share to shareholders of record on June 26, 2014, payable June 30, 2014.


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ADDITIONAL INFORMATION
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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of the First Trust Exchange-Traded Fund IV (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of First Trust Tactical High Yield ETF (the "Fund"). The Board approved the continuation of the Agreement for a one-year period ending March 31, 2015 at a meeting held on March 16-17, 2014. The Board of Trustees determined that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for the Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for the Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of the Fund compared to expense ratios of the funds in the Fund's Lipper Peer Group and a peer group of ETFs selected by the Advisor (the "FT Peer Group"); the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance programs. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for the Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that, unlike most ETFs to which First Trust currently provides management services, the Fund is not designed to track the performance of an index. With respect to the Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund, and reviewed the services provided by the Advisor to the Fund. The Board also considered the background and experience of the Advisor's employees responsible for the day-to-day management of the Fund. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor the Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by the Fund under the Agreement, noting that the Fund pays the Advisor a fee equal to an annual rate of 0.95% of its average daily net assets and that the Advisor is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services but excluding interest, taxes, brokerage


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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2014 (UNAUDITED)

commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board also reviewed data prepared by Lipper showing the Fund's unitary fee as compared to the fees of the peer funds in the Fund's Lipper Peer Group and determined that, because the Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for the Fund was above the median total expense ratio of the peer funds in the Fund's Lipper Peer Group and the Fund's FT Peer Group. The Independent Trustees discussed with representatives of the Advisor the Advisor's philosophy regarding unitary fees of ETFs it manages, and the limitations in creating a relevant peer group for the Fund. The Board took these limitations into account in considering the Lipper data. The Board compared the unitary fee for the Fund to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee.

The Board considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. The Board reviewed data prepared by Lipper comparing the Fund's performance to its Lipper Peer Group and to a broad-based benchmark. The Board also reviewed data comparing the Fund's performance to the FT Peer Group. In reviewing the Fund's performance as compared to the performance of the Fund's Lipper Peer Group and FT Peer Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Fund.

On the basis of all the information provided on the Fund's unitary fee and performance of the Fund, the Board concluded that the unitary fee for the Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to the Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides certainty in expenses for the Fund. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to the Fund for the period ended December 31, 2013, as well as product-line profitability data for the same period (noting that the Fund's inception date was February 25, 2013), as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits estimated to have been realized by the Advisor in connection with the management of the Fund for 2013 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and the Fund. No single factor was determinative in the Board's analysis.

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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2014 (UNAUDITED)


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the Fund.

CASH TRANSACTIONS RISK: The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CONVERTIBLE BONDS RISK: The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

CREDIT RISK: Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high yield or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

CURRENCY RISK: Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. The Fund intends to hedge its non-U.S. dollar holdings.

DISTRESSED SECURITIES RISK: The Fund may invest in Distressed Securities, including stressed, distressed and bankrupt issuers and debt obligations that are in default. In any investment involving Distressed Securities, there exists the risk that the transaction involving such securities will be unsuccessful. Distressed Securities might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Many Distressed Securities are illiquid or trade in low volumes and thus may be more difficult to value.

HIGH YIELD SECURITIES RISK: High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK: Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

INTEREST RATE RISK: If interest rates rise, the prices of the fixed-rate instruments held by the Fund may fall.

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                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                           APRIL 30, 2014 (UNAUDITED)

LOANS RISK: An investment in loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans, in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior floating rate loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior floating rate loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Senior floating rate loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-U.S. SECURITIES RISK: Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

PREPAYMENT RISK: Loans are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

SHORT SALE RISK: The Fund uses short sales for investment and risk management purposes, including when the Fund's advisor anticipates that the market price of securities will decline or in the aggregate will underperform the Index. In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for relatively long periods of time. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

FIRST TRUST


First Trust Exchange-Traded Fund IV


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund IV
--------------------------------------------------------------------------------
                                First Trust Senior Loan Fund (FTSL)


                                Semi-Annual Report
                                April 30, 2014

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 19
Statement of Operations...................................................... 20
Statements of Changes in Net Assets.......................................... 21
Financial Highlights......................................................... 22
Notes to Financial Statements................................................ 23
Additional Information....................................................... 29

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund IV (the "Trust") described in this report (First Trust Senior Loan Fund hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund described in this report will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2014


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Senior Loan Fund (the "Fund").

As a shareholder, twice a year you receive a detailed report about your investment. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

Despite some volatility, the six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 8.36% during the period. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL)

The First Trust Senior Loan Fund's (the "Fund") primary investment objective is to provide high current income. The Fund's secondary investment objective is the preservation of capital. The Fund pursues its objectives by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) under normal market conditions in a diversified portfolio of first lien senior floating rate loan interests ("Senior Loans"). A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR"). A Senior Loan is considered senior to all other unsecured claims against the borrower, senior to or equal with all other secured claims; this meaning that in the event of a bankruptcy the Senior Loan, together with other first lien claims, is entitled to be the first to be repaid out of proceeds of the assets securing the loans, before other existing unsecured claims or interests receive repayment. However, in bankruptcy proceedings, there may be other claims, such as taxes or additional advances that take precedence.

The Fund invests primarily in Senior Loans that are below investment grade quality at the time of investment. Securities rated below investment grade, commonly referred to as "junk" or "high-yield" securities, include securities that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's, Inc., respectively. The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America. The Senior Loans included in the Fund's portfolio often maintain an average interest rate duration of less than 90 days; however, the inclusion of LIBOR floors on certain Senior Loans or other factors may cause interest rate duration to be longer than 90 days. The Fund may also invest up to 20% of its net assets in (1) non-Senior Loan debt securities, which may be fixed-rate or floating-rate income-producing securities (including, without limitation, U.S. government debt securities and corporate debt securities), (2) warrants and equity securities issued by a borrower or its affiliates, and/or (3) securities of other investment companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                 CUMULATIVE TOTAL RETURNS
                                           Six Months Ended   Inception (5/1/13)
                                               4/30/14            to 4/30/14

FUND PERFORMANCE
NAV                                             1.81%               2.75%
Market Price                                    1.52%               2.70%

INDEX PERFORMANCE
Markit iBoxx USD Leveraged Loan Index           2.25%               3.60%
S&P/LSTA Leveraged Loan 100 Index               2.13%               3.37%
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL) (CONTINUED)


----------------------------------------------------------
                                          % OF TOTAL
INDUSTRY CLASSIFICATION              LONG-TERM INVESTMENTS
----------------------------------------------------------
Hotels, Restaurants & Leisure                11.0%
Health Care Providers & Services              7.4
Media                                         6.6
Software                                      6.5
Food Products                                 4.9
Diversified Financial Services                4.6
Pharmaceuticals                               4.1
Chemicals                                     3.9
Diversified Consumer Services                 3.5
Diversified Telecommunication Services        3.1
Life Sciences Tools & Services                3.1
Semiconductors & Semiconductor
   Equipment                                  3.1
Commercial Services & Supplies                2.4
Metals & Mining                               2.4
Health Care Equipment & Supplies              2.3
Professional Services                         2.3
Containers & Packaging                        2.3
Specialty Retail                              2.1
Technology Hardware, Storage &
   Peripherals                                2.1
Food & Staples Retailing                      2.0
Insurance                                     1.9
Auto Components                               1.9
IT Services                                   1.4
Real Estate Management &
   Development                                1.4
Aerospace & Defense                           1.3
Distributors                                  1.3
Independent Power and Renewable
   Electricity Producers                      1.3
Communications Equipment                      1.2
Consumer Finance                              1.1
Health Care Technology                        1.1
Wireless Telecommunication Services           1.1
Building Products                             0.9
Oil, Gas & Consumable Fuels                   0.7
Capital Markets                               0.6
Internet Software & Services                  0.5
Real Estate Investment Trusts                 0.4
Machinery                                     0.4
Trading Companies & Distributors              0.4
Automobiles                                   0.4
Household Durables                            0.3
Biotechnology                                 0.2
Road & Rail                                   0.2
Industrial Conglomerate                       0.2
Electric Utilities                            0.1
                                            ------
     Total                                  100.0%
                                            ======


----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
ASSET CLASSIFICATION                      INVESTMENTS
----------------------------------------------------------
Senior Floating-Rate Loan Interests          90.2%
Corporate Bonds                               8.0
Foreign Corporate Bonds                       1.8
                                            ------
     Total                                  100.0%
                                            ======

----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
CREDIT QUALITY (S&P RATINGS)(1)           INVESTMENTS
----------------------------------------------------------
BBB                                           0.7%
BBB-                                          1.7
BB+                                           9.1
BB                                           11.5
BB-                                          14.6
B+                                           33.7
B                                            18.3
B-                                            6.9
CCC+                                          3.0
CCC                                           0.1
CCC-                                          0.3
CC                                            0.1
                                            ------
     Total                                  100.0%
                                            ======

----------------------------------------------------------
                                     % OF TOTAL LONG-TERM
COUNTRY EXPOSURE                          INVESTMENTS
----------------------------------------------------------
United States                                88.9%
France                                        2.1
Ireland                                       1.7
Australia                                     1.5
Canada                                        1.5
Luxembourg                                    1.4
United Kingdom                                1.4
Singapore                                     1.0
Spain                                         0.2
India                                         0.2
Netherlands                                   0.1
                                            ------
     Total                                  100.0%
                                            ======

(1) Ratings below BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SENIOR LOAN FUND (FTSL) (CONTINUED)

--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 1, 2013 - APRIL 30, 2014

          First Trust           Markit iBoxx USD        S&P/LSTA Leveraged
          Senior Loan Fund      Leveraged Loan Index    Loan 100 Index
5/1/13    10,000                10,000                  10,000
10/31/13  10,092                10,132                  10,122
4/30/14   10,275                10,360                  10,338
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 2, 2013 (commencement of trading) through April 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                     ------------------------------------------      ------------------------------------------
                          NUMBER OF DAYS BID/ASK MIDPOINT                 NUMBER OF DAYS BID/ASK MIDPOINT
                                    AT/ABOVE NAV                                     BELOW NAV
                     ------------------------------------------      ------------------------------------------
                      0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD        0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
5/2/13 - 10/31/13       97          20          4          0            7          0           0          0
11/1/13 - 4/30/14      114           0          0          0            9          0           0          0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2014 (UNAUDITED)


                               INVESTMENT MANAGER

The First Trust Leveraged Finance Team is comprised of eleven experienced investment professionals specializing in below investment-grade securities. The team is comprised of portfolio management, research, trading and operations. As of April 30, 2014, the First Trust Leveraged Finance Team managed or supervised approximately $1.3 billion in senior secured bank loans and high-yield bonds. These assets are spread across various strategies, including a closed-end fund, an open-end fund, three exchange-traded funds, and a series of unit investment trusts.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER SCOTT D. FRIES, CFA - SENIOR VICE PRESIDENT, PORTFOLIO MANAGER

--------------------------------------------------------------------------------
FIRST TRUST SENIOR LOAN FUND (FTSL)
--------------------------------------------------------------------------------

UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2014 (UNAUDITED)

As a shareholder of First Trust Senior Loan Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 NOVEMBER 1, 2013     APRIL 30, 2014         PERIOD            PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST SENIOR LOAN FUND (FTSL)
Actual                                              $1,000.00           $1,018.10             0.85%                $4.25
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58             0.85%                $4.26
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2013 through April 30, 2014), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                                         STATED
      VALUE                                   DESCRIPTION                             RATE (a)     MATURITY (b)        VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 88.7%

                  AEROSPACE & DEFENSE -- 1.1%
$        297,733  Booz Allen Hamilton, Inc., Refinance Tranche B.................       5.25%        07/31/19     $      297,578
         280,486  DynCorp International, Inc., Term Loan.........................       6.25%        07/07/16            281,625
       1,491,193  Transdigm, Inc., Term Loan C...................................       3.75%        02/28/20          1,482,723
                                                                                                                  --------------
                                                                                                                       2,061,926
                                                                                                                  --------------

                  AGRICULTURAL PRODUCTS -- 0.4%
         744,987  Jimmy Sanders, Inc. (Pinnacle Operating Corp.),
                     Term B Loan Refinancing (First Lien)........................       4.75%        11/15/18            744,056
                                                                                                                  --------------

                  ALTERNATIVE CARRIERS -- 0.4%
         400,000  Level 3 Financing, Inc., Tranche B 2020 Term Loan..............       4.00%        01/15/20            400,624
         248,120  Telesat Canada, U.S. Term B-2 Loan.............................       3.50%        03/28/19            247,267
                                                                                                                  --------------
                                                                                                                         647,891
                                                                                                                  --------------

                  ALUMINUM -- 0.1%
         181,360  Constellium Holdco B.V., Initial Dollar Term Loan..............       6.00%        03/25/20            184,081
                                                                                                                  --------------

                  APPAREL RETAIL -- 0.5%
         498,750  Neiman Marcus Group (The) Inc., Other Term Loan................       4.25%        10/25/20            497,069
         400,000  Nine West Holdings, Inc., Initial Loan.........................       4.75%        10/08/19            399,124
                                                                                                                  --------------
                                                                                                                         896,193
                                                                                                                  --------------

                  APPLICATION SOFTWARE -- 1.7%
         489,628  Epicor Software Corp., Term B-2 Loan...........................       4.00%        05/16/18            489,168
       1,217,867  Infor (US), Inc., Tranche B-5 Term Loan........................       3.75%        06/03/20          1,207,978
         835,162  Mitchell International, Inc., Initial Term Loan................       4.50%        10/13/20            834,118
         237,128  Triple Point Group Holdings, Inc., Term Loan B.................       5.25%        07/10/20            221,714
         250,000  Verint Systems, Inc., Tranche B Incremental
                     Term Loan...................................................       3.50%        09/06/19            248,875
                                                                                                                  --------------
                                                                                                                       3,001,853
                                                                                                                  --------------

                  ASSET MANAGEMENT & CUSTODY BANKS -- 0.6%
       1,000,000  Nuveen Investments, Inc., Tranche B First-Lien
                     Term Loan...................................................       4.15%        05/13/17            999,380
                                                                                                                  --------------

                  AUTO PARTS & EQUIPMENT -- 1.6%
         391,220  ASP HHI Acquisition Co., Inc., Additional
                     Term Loan...................................................       5.00%        10/05/18            390,896
       1,550,000  Cooper Standard Holdings (CS Intermediate
                     Holdco 2 LLC), Term Loan....................................       4.00%        04/04/21          1,544,187
         539,183  Metaldyne LLC, USD Term Loan 2014..............................       4.25%        12/18/18            539,631
         397,005  Tower Automotive Holdings USA LLC,
                     Initial Term Loan (2014)....................................       4.00%        04/23/20            394,853
                                                                                                                  --------------
                                                                                                                       2,869,567
                                                                                                                  --------------

                  AUTOMOBILE MANUFACTURERS -- 0.3%
         619,590  Chrysler Group LLC, Term Loan B................................       3.25%        05/24/17            618,376
                                                                                                                  --------------

                  AUTOMOTIVE RETAIL -- 0.1%
          99,500  Britax US Holdings, Inc., 1st Lien TLB.........................       4.50%        10/15/20             93,629
                                                                                                                  --------------

                        See Notes to Financial Statements                 Page 7

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                                         STATED
      VALUE                                   DESCRIPTION                             RATE (a)     MATURITY (b)        VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  BIOTECHNOLOGY -- 0.2%
$        400,000  Grifols Worldwide Operations Ltd., U.S. Tranche B
                     Term Loan...................................................       3.15%        02/26/21     $      398,076
                                                                                                                  --------------

                  BROADCASTING -- 2.4%
         888,617  Clear Channel Communications, Inc., Tranche B
                     Term Loan...................................................       3.80%        01/29/16            880,984
         261,383  Clear Channel Communications, Inc., Tranche D
                     Term Loan...................................................       6.90%        01/30/19            259,171
         446,750  Hubbard Radio LLC, Tranche 1 Term Loan.........................       4.50%        04/29/19            446,750
         480,226  Media General, Inc., Term B Loan...............................       4.25%        07/31/20            480,226
         997,487  NEP/NCP Holdco, Inc., Amendment No. 3 Incremental
                     Term Loan (First Lien)......................................       4.25%        01/22/20            993,747
       1,233,748  Univision Communications, Inc., Term Loan C-4..................       4.00%        03/01/20          1,228,098
                                                                                                                  --------------
                                                                                                                       4,288,976
                                                                                                                  --------------

                  BUILDING PRODUCTS -- 0.9%
         347,368  Apex Tool Group LLC, Term Loan.................................       4.50%        01/31/20            343,245
       1,329,389  Quikrete Holdings, Inc., Initial Loan (First Lien).............       4.00%        09/28/20          1,327,169
                                                                                                                  --------------
                                                                                                                       1,670,414
                                                                                                                  --------------

                  CASINOS & GAMING -- 7.6%
       2,736,250  Bally Technologies, Inc., Term B Loan..........................       4.25%        11/25/20          2,736,934
         500,000  Caesars Entertainment Operating Co., Inc.,
                     Term B-6 Loan...............................................       5.40%        01/29/18            466,500
       3,793,500  Caesar(apostrophe)s Growth Partners LLC, Term Loan B...........       6.25%        05/08/21          3,771,687
       2,379,750  CityCenter Holdings LLC, Term Loan B (First Lien)..............       5.00%        10/16/20          2,390,173
         641,099  Pinnacle Entertainment, Inc., Tranche B-2
                     Term Loan...................................................       3.75%        08/13/20            638,855
         497,500  ROC Finance LLC, Funded Term B Loan............................       5.00%        06/20/19            482,162
       2,543,625  Scientific Games International, Inc., Initial
                     Term Loan...................................................       4.25%        10/18/20          2,535,155
         769,580  Station Casinos, Inc., B Term Loan.............................       4.25%        03/02/20            769,719
                                                                                                                  --------------
                                                                                                                      13,791,185
                                                                                                                  --------------

                  COAL & CONSUMABLE FUELS -- 0.3%
         496,221  Arch Coal, Inc., Term Loan.....................................       6.25%        05/16/18            481,955
                                                                                                                  --------------

                  COMMERCIAL PRINTING -- 0.3%
         531,308  Southern Graphic, Inc., Term Loan..............................       4.25%        10/17/19            528,651
                                                                                                                  --------------

                  COMMUNICATIONS EQUIPMENT -- 1.2%
       1,989,312  Alcatel-Lucent USA, Inc., New Term Loan C......................       4.50%        01/30/19          1,988,954
         199,500  Mitel Networks Corp., Term Loan................................  5.25% - 6.50%     01/31/20            201,122
                                                                                                                  --------------
                                                                                                                       2,190,076
                                                                                                                  --------------

                  COMPUTER HARDWARE -- 2.0%
       3,053,796  Dell, Inc., Term B Loan........................................       4.50%        04/29/20          3,044,634
         626,315  Dell, Inc., Term C Loan........................................       3.75%        10/29/18            623,735
                                                                                                                  --------------
                                                                                                                       3,668,369
                                                                                                                  --------------

Page 8                  See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                                         STATED
      VALUE                                   DESCRIPTION                             RATE (a)     MATURITY (b)        VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.1%
$        250,000  Navistar, Inc., Tranche B Term Loan............................       5.75%        08/17/17     $      253,750
                                                                                                                  --------------

                  CONSUMER FINANCE -- 0.9%
         297,004  Altisource Solutions S.A.R.L., Term B Loan.....................       4.50%        12/09/20            296,015
         297,000  Ocwen Loan Servicing LLC, Initial Term Loan....................       5.00%        02/15/18            298,672
       1,099,280  Walter Investment Management Corp.,
                     Tranche B Term Loan.........................................       4.75%        12/18/20          1,088,749
                                                                                                                  --------------
                                                                                                                       1,683,436
                                                                                                                  --------------

                  DATA PROCESSING & OUTSOURCED SERVICES -- 1.4%
       1,875,000  Interactive Data Corp., Term Loan B............................       4.75%        04/24/21          1,868,756
         700,000  Sungard Availability Services Capital, Term Loan B.............       6.00%        03/29/19            696,500
                                                                                                                  --------------
                                                                                                                       2,565,256
                                                                                                                  --------------

                  DISTRIBUTORS -- 1.3%
       1,989,880  HD Supply, Inc., Term Loan 2014................................       4.00%        06/28/18          1,984,487
         350,000  Interline Brands, Inc., 1st Lien Term Loan.....................       4.00%        03/21/21            347,158
                                                                                                                  --------------
                                                                                                                       2,331,645
                                                                                                                  --------------

                  DIVERSIFIED CHEMICALS -- 2.2%
       2,750,000  Huntsman International LLC, Term Loan B........................       3.75%        10/31/20          2,742,272
         949,661  Ineos US Finance LLC, Term Loan B..............................       3.75%        05/04/18            940,316
         247,447  Univar, Inc., Term B Loan......................................       5.00%        06/30/17            246,905
                                                                                                                  --------------
                                                                                                                       3,929,493
                                                                                                                  --------------

                  DIVERSIFIED METALS & MINING -- 0.7%
       1,250,000  Minerals Technologies, Inc., Term Loan B.......................       4.00%        04/30/21          1,250,787
                                                                                                                  --------------

                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.3%
         596,985  Starwood Property Trust, Inc., Term Loan.......................       3.50%        04/17/20            591,015
                                                                                                                  --------------

                  DIVERSIFIED REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.4%
         780,405  iStar Financial, Inc., Loan....................................       4.50%        10/15/17            780,990
                                                                                                                  --------------

                  DIVERSIFIED SUPPORT SERVICES -- 0.7%
       1,231,200  SMG Holdings, Inc., Term Loan B................................       4.50%        02/27/20          1,229,661
                                                                                                                  --------------

                  EDUCATION SERVICES -- 1.2%
       2,237,415  Bright Horizons Family Solutions LLC, Term B Loan..............  3.75% - 5.25%     01/30/20          2,242,069
                                                                                                                  --------------

                  ELECTRIC UTILITIES -- 0.1%
         300,000  TXU (Texas Competitive Electric Holdings Co. LLC),
                     2014 Term Loan (Non-Extending) (f)..........................       3.74%        10/10/14            225,624
                                                                                                                  --------------

                  ENVIRONMENTAL & FACILITIES SERVICES -- 0.4%
         798,000  WTG Holdings III Corp., Term Loan (First Lien).................       4.75%        01/15/21            799,995
                                                                                                                  --------------

                  FOOD RETAIL -- 0.2%
         415,625  Arby(apostrophe)s (ARG IH Corp.), Term Loan....................       5.00%        11/15/20            416,664
                                                                                                                  --------------

                  HEALTH CARE EQUIPMENT -- 1.5%
         687,319  Biomet, Inc., Dollar Term B-2 Loan.............................       3.73%        07/25/17            687,607
         466,795  Carestream Health, Inc. (Onex Carestream Finance, L.P.),
                     Term Loan (First Lien 2013).................................       5.00%        06/07/19            467,845

                        See Notes to Financial Statements                 Page 9

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                                         STATED
      VALUE                                   DESCRIPTION                             RATE (a)     MATURITY (b)        VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HEALTH CARE EQUIPMENT (CONTINUED)
$        778,542  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                     New Tranche B Term Loan.....................................       4.25%        09/15/17     $      778,060
         300,000  Ikaria, Inc., Initial Term Loan (First Lien)...................       5.00%        02/12/21            300,750
         496,254  Kinetic Concepts, Inc., Dollar Term E-1 Loan...................       4.00%        05/04/18            495,510
                                                                                                                  --------------
                                                                                                                       2,729,772
                                                                                                                  --------------

                  HEALTH CARE FACILITIES -- 1.8%
         798,000  CHS/Community Health Systems, Inc.,
                     2021 Term D Loan............................................       4.25%        01/27/21            800,737
         520,833  Kindred Healthcare, Inc., New Term Loan........................       4.00%        04/09/21            514,104
         455,622  Select Medical Corp., Series E Tranche B
                     Term Loan...................................................       3.75%        06/01/18            452,966
         666,616  Surgical Care Affiliates LLC, Class B
                     Term Loan - Extending.......................................       4.23%        12/29/17            663,283
         579,372  Surgical Care Affiliates LLC, Class C Incremental..............       4.00%        06/30/18            576,956
         247,500  United Surgical Partners International, Inc.,
                     New Tranche B Term Loan.....................................       4.75%        04/03/19            247,705
                                                                                                                  --------------
                                                                                                                       3,255,751
                                                                                                                  --------------

                  HEALTH CARE SERVICES -- 2.1%
         357,143  CareCore National LLC, Term Loan...............................       5.50%        03/05/21            358,036
         498,427  CHG Healthcare Services, Inc., Term Loan
                     (First Lien)................................................       4.25%        11/19/19            497,027
         743,625  Envision Healthcare Corp. (Emergency Medical
                     Services Corp.), Initial Term Loan..........................       4.00%        05/25/18            743,008
         245,313  Gentiva Health Services, Inc., Initial Term C Loan.............       5.75%        10/18/18            244,086
         496,241  Healogics, Inc., Term B Loan (First Lien)......................       5.25%        02/05/19            496,861
         331,658  Heartland Dental Care LLC, Incremental Term Loan...............       5.50%        12/21/18            332,175
       1,120,310  U.S. Renal Care, Inc., Tranche B-2 Term Loan
                     (First Lien)................................................       4.25%        07/03/19          1,118,439
                                                                                                                  --------------
                                                                                                                       3,789,632
                                                                                                                  --------------

                  HEALTH CARE SUPPLIES -- 0.6%
         256,410  1-800 Contacts (Leonardo Acquisition Corp.),
                     Term Loan (First Lien)......................................       4.25%        01/29/21            256,154
         356,530  ConvaTec, Inc., Term Loan B (New)..............................       4.00%        12/22/16            356,755
         544,151  Sage Products Holdings III LLC, Replacement
                     Term Loan (First Lien)......................................       4.25%        12/13/19            543,470
                                                                                                                  --------------
                                                                                                                       1,156,379
                                                                                                                  --------------

                  HEALTH CARE TECHNOLOGY -- 1.1%
         249,375  Healthport Technologies LLC (CT Technologies
                     Intermediate Holdings, Inc.), Term Loan B...................       5.25%        10/04/19            249,998
         721,307  TriZetto Group, Inc. (TZ Merger Sub, Inc.),
                     Term Loan...................................................       4.75%        05/02/18            717,102
         995,620  Truven Health Analytics, Inc. (VCPH Holding Corp.),
                     Term Loan B.................................................       4.50%        05/31/19            987,327
                                                                                                                  --------------
                                                                                                                       1,954,427
                                                                                                                  --------------

                  HOME ENTERTAINMENT SOFTWARE -- 0.7%
       1,303,809  Activision Blizzard, Inc., Term Loan...........................       3.25%        10/12/20          1,302,505
                                                                                                                  --------------

Page 10                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                                         STATED
      VALUE                                   DESCRIPTION                             RATE (a)     MATURITY (b)        VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  HOMEFURNISHING RETAIL -- 1.5%
$      2,726,250  Serta Simmons Holdings LLC, Term Loan B........................       4.25%        10/01/19     $    2,726,632
                                                                                                                  --------------

                  HOTELS, RESORTS & CRUISE LINES -- 1.9%
       1,683,772  Hilton Worldwide Finance LLC, Initial Term Loan................       3.50%        10/25/20          1,676,515
       1,200,000  La Quinta Intermediate Holdings LLC,
                     Initial Term Loan...........................................       4.00%        04/14/21          1,197,996
         552,632  Orient Express Hotels (Belmond Interfin Ltd.),
                     Dollar Term Loan............................................       4.00%        03/19/21            550,559
                                                                                                                  --------------
                                                                                                                       3,425,070
                                                                                                                  --------------

                  HOUSEHOLD APPLIANCES -- 0.3%
         598,974  Alliance Laundry Systems LLC, Initial Term Loan
                     (First Lien)................................................       4.25%        12/10/18            598,226
                                                                                                                  --------------

                  HYPERMARKETS & SUPER CENTERS -- 1.8%
         232,246  BJ's Wholesale Club, Inc., 2013 (November)
                     Replacement Loan (Second Lien)..............................       8.50%        03/26/20            237,182
       2,921,744  BJ's Wholesale Club, Inc., New 2013 (November)
                     Replacement Loan (First Lien)...............................       4.50%        09/26/19          2,915,491
                                                                                                                  --------------
                                                                                                                       3,152,673
                                                                                                                  --------------

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.3%
       2,309,625  Calpine Corp., Delayed Term Loan...............................       4.00%        10/31/20          2,308,794
                                                                                                                  --------------

                  INDUSTRIAL CONGLOMERATES -- 0.2%
         298,500  Gardner Denver, Inc., Initial Dollar Term Loan.................       4.25%        07/30/20            297,909
                                                                                                                  --------------

                  INDUSTRIAL MACHINERY -- 0.3%
         500,000  Husky Injection Molding Systems Ltd.,
                     New Term Loan...............................................       4.25%        06/30/18            500,565
                                                                                                                  --------------

                  INSURANCE BROKERS -- 1.7%
         443,168  Amwins Group LLC, New Term Loan (First Lien)...................       5.00%        09/06/19            443,908
         881,810  Confie Seguros Holding II Co., Term B Loan
                     (First Lien)................................................       5.75%        11/09/18            882,250
       1,372,625  HUB International Ltd., Initial Term Loan (New)................       4.25%        10/02/20          1,369,688
         347,375  USI, Inc. (Compass Investors, Inc.),
                     Initial Term Loan...........................................       4.25%        12/27/19            346,795
                                                                                                                  --------------
                                                                                                                       3,042,641
                                                                                                                  --------------

                  INTEGRATED TELECOMMUNICATION SERVICES -- 2.3%
         495,652  Avaya, Inc., Term B-3 Loan.....................................       4.73%        10/26/17            478,121
       1,891,747  Cincinnati Bell, Inc., Tranche B Term Loan.....................       4.00%        09/10/20          1,874,400
         574,451  Numericable U.S. LLC, Term Loan B1.............................       4.50%        04/23/20            573,405
         496,978  Numericable U.S. LLC, Term Loan B2.............................       4.50%        04/23/20            496,074
         711,246  XO Communications LLC, Initial Term Loan.......................       4.25%        03/20/21            710,805
                                                                                                                  --------------
                                                                                                                       4,132,805
                                                                                                                  --------------

                  INTERNET SOFTWARE & SERVICES -- 0.4%
         800,000  Dealertrack Technologies, Inc., Term Loan......................       3.50%        02/28/21            796,000
                                                                                                                  --------------

                  LEISURE FACILITIES -- 0.4%
         666,667  Planet Fitness Holdings LLC, Term Loan.........................       4.75%        03/31/21            666,667
                                                                                                                  --------------

                        See Notes to Financial Statements                Page 11

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                                         STATED
      VALUE                                   DESCRIPTION                             RATE (a)     MATURITY (b)        VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  LIFE SCIENCES TOOLS & SERVICES -- 3.0%
$      1,342,824  Immucor, Inc., Term B-2 Loan...................................       5.00%        08/19/18     $    1,342,153
       1,000,000  inVentiv Health, Inc., Consolidated Term Loan..................       7.50%        08/04/16            999,380
       1,200,000  Millennium Laboratories LLC, Tranche B Term Loan...............       5.25%        04/16/21          1,194,504
       1,957,355  Quintiles Transnational Corp., Term B-3 Loan...................       3.75%        06/08/18          1,950,837
                                                                                                                  --------------
                                                                                                                       5,486,874
                                                                                                                  --------------

                  METAL & GLASS CONTAINERS -- 1.7%
         665,000  Ardagh Holdings USA, Inc. (Ardagh Packaging
                     Finance S.A.), Dollar Term Loan.............................       4.25%        12/17/19            662,786
       1,250,000  Ardagh Holdings USA, Inc. (Ardagh Packaging
                     Finance S.A.), New Term Loan................................       4.00%        12/17/19          1,244,787
       1,083,762  Filtration Group Corp., Term Loan (First Lien).................       4.50%        11/20/20          1,089,181
                                                                                                                  --------------
                                                                                                                       2,996,754
                                                                                                                  --------------

                  MOVIES & ENTERTAINMENT -- 1.1%
         744,364  Formula One (Alpha Topco Ltd.), New Facility
                     B (USD).....................................................       4.50%        04/30/19            745,294
          50,000  Lions Gate Entertainment Corp., Loan...........................       5.00%        07/19/20             50,750
         290,041  Live Nation Entertainment, Inc., Term B-1 Loan.................       3.50%        08/16/20            288,808
         100,000  TWCC Holding Corp., Term Loan (Second Lien)....................       7.00%        06/26/20             99,375
         750,000  WME IMG Worldwide, Inc., Term Loan (First Lien)................       5.25%        03/21/21            747,187
                                                                                                                  --------------
                                                                                                                       1,931,414
                                                                                                                  --------------

                  OIL & GAS STORAGE & TRANSPORTATION -- 0.4%
         748,980  Fieldwood Energy LLC, Closing Date Loan........................       3.88%        09/28/18            746,643
                                                                                                                  --------------

                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 2.8%
       2,091,821  First Data Corp., 2021 New Dollar Term Loan....................       4.15%        03/24/21          2,085,022
         562,175  Guggenheim Partners Investment Management
                     Holdings LLC, Initial Term Loan.............................       4.25%        07/22/20            562,760
         674,446  Moneygram International, Inc., Term Loan.......................       4.25%        03/27/20            656,742
         477,858  National Financial Partners Corp., Term B Loan.................       5.25%        07/01/20            478,603
         997,500  Santander Asset Management (SAM Finance
                     Lux S.A.R.L.), Dollar Term Loan.............................       4.25%        12/17/20            994,388
         241,358  Transfirst Holdings, Inc., Term Loan B (March 2014)............       4.00%        12/27/17            240,634
                                                                                                                  --------------
                                                                                                                       5,018,149
                                                                                                                  --------------

                  PACKAGED FOODS & MEATS -- 4.4%
         992,506  Blue Buffalo Co. Ltd., Term B-3 Loan...........................       4.00%        08/08/19            992,923
         520,015  Boulder Brands, Inc. (GFA Brands, Inc.), Term Loan.............       5.00%        07/09/20            521,315
         399,014  Del Monte Foods, Inc., Initial Loan (First Lien)...............       4.25%        02/18/21            396,772
         296,977  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.),
                     Term Loan B.................................................       7.50%        06/06/18            280,890
       3,484,956  H.J. Heinz Co., Term B-2 Loan..................................       3.50%        06/05/20          3,489,696
         562,500  Hearthside Food Solutions LLC, Term Loan.......................       4.50%        04/24/21            562,500
         435,313  JBS USA LLC, Incremental Term Loan.............................       3.75%        09/18/20            433,410
       1,122,231  New HB Acquisition LLC, Term B Loan............................       6.75%        04/09/20          1,164,314
                                                                                                                  --------------
                                                                                                                       7,841,820
                                                                                                                  --------------

Page 12                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                                         STATED
      VALUE                                   DESCRIPTION                             RATE (a)     MATURITY (b)        VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  PAPER PACKAGING -- 0.3%
$        299,250  Exopack Holding Corp., Term Loan B.............................       5.25%        04/30/19     $      301,402
         248,122  Reynolds Group Holdings, Inc., Incremental U.S.
                     Term Loan...................................................       4.00%        12/01/18            247,968
                                                                                                                  --------------
                                                                                                                         549,370
                                                                                                                  --------------

                  PHARMACEUTICALS -- 3.6%
         227,273  Akorn, Inc., Loan..............................................       4.50%        04/16/21            227,461
         600,000  Endo Health Solutions, Inc., Term Loan B.......................       3.25%        03/01/21            594,900
       1,225,000  Mallinckrodt International Finance S.A.,
                     Initial Term B Loan.........................................       3.50%        03/19/21          1,214,281
       2,072,887  Par Pharmaceutical Cos., Inc., Term B-2 Loan...................       4.00%        09/30/19          2,060,450
         600,000  Patheon, Inc. (JLL/Delta Dutch Newco B.V.),
                     Initial Dollar Term Loan....................................       4.25%        03/11/21            590,748
         395,000  Salix Pharmaceuticals Ltd., Term Loan..........................       4.25%        01/02/20            396,110
       1,385,140  Valeant Pharmaceuticals International, Inc.,
                     Series E-1 Tranche B Term Loan..............................       3.75%        08/05/20          1,385,140
                                                                                                                  --------------
                                                                                                                       6,469,090
                                                                                                                  --------------

                  PROPERTY & CASUALTY INSURANCE -- 0.6%
         395,990  Cunningham Lindsey U.S., Inc., Initial Term Loan
                     (First Lien)................................................       5.00%        12/10/19            395,000
         600,000  Sedgwick Claims Management Services, Inc.,
                     Initial Loan (Second Lien)..................................       6.75%        02/28/22            592,878
                                                                                                                  --------------
                                                                                                                         987,878
                                                                                                                  --------------

                  PUBLISHING -- 2.7%
         400,000  Cengage Learning Acquisitions, Inc., Term Loan......                  7.00%        03/15/20            406,000
       1,250,000  Mergermarket USA, Inc., Initial Term Loan
                     (First Lien)................................                       4.50%        02/04/21          1,229,162
       3,291,750  Tribune Co., Initial Term Loan.................                       4.00%        12/27/20          3,283,521
                                                                                                                  --------------
                                                                                                                       4,918,683
                                                                                                                  --------------

                  REAL ESTATE OPERATING COMPANIES -- 0.8%
       1,500,000  ClubCorp Club Operations, Inc. , New Term Loan.................       4.00%        07/24/20          1,494,375
                                                                                                                  --------------

                  REAL ESTATE SERVICES -- 0.1%
         162,040  Realogy Corp., Initial Term B Loan 2014........................       3.75%        03/05/20            161,554
                                                                                                                  --------------

                  RESEARCH & CONSULTING SERVICES -- 2.3%
         648,500  Acosta, Inc., Term B Loan (2013)...............................       4.25%        03/01/18            649,110
          26,000  Advantage Sales & Marketing, Inc., 2013 Other
                     Term Loan (Second Lien).....................................       8.25%        06/18/18             26,182
       1,245,599  Advantage Sales & Marketing, Inc., 2013 Term Loan
                     (First Lien)................................................       4.25%        12/18/17          1,245,985
         399,000  CPA Global (Redtop Acquisitions Ltd.), Initial Dollar
                     Term Loan (First Lien)......................................       4.50%        12/03/20            399,997
         414,637  Information Resources, Inc., Term Loan.........................       4.75%        09/30/20            414,982
       1,400,000  TransUnion LLC, 2014 Replacement Term Loan.....................       4.00%        04/09/21          1,392,412
                                                                                                                  --------------
                                                                                                                       4,128,668
                                                                                                                  --------------

                        See Notes to Financial Statements                Page 13

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                                         STATED
      VALUE                                   DESCRIPTION                             RATE (a)     MATURITY (b)        VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  RESTAURANTS -- 0.4%
$        703,315  Focus Brands, Inc., Refinancing Term Loan
                     (First Lien)................................................  4.25% - 5.50%     02/21/18     $      702,879
                                                                                                                  --------------

                  SECURITY & ALARM SERVICES -- 0.7%
         253,356  Garda World Security Corp., Term B Delayed
                     Draw Loan...................................................       4.00%        11/06/20            252,617
         990,394  Garda World Security Corp., Term Loan B........................       4.00%        11/06/20            987,502
                                                                                                                  --------------
                                                                                                                       1,240,119
                                                                                                                  --------------
                  SEMICONDUCTORS -- 2.7%
       1,750,000  Avago Technologies Cayman Ltd., Term Loan B....................       3.75%        05/06/21          1,754,620
       1,641,003  Freescale Semiconductor, Inc., Tranche B-4
                     Term Loan...................................................       4.25%        02/28/20          1,638,443
       1,405,450  Freescale Semiconductor, Inc., Tranche B5
                     Term Loan...................................................       5.00%        01/15/21          1,411,606
                                                                                                                  --------------
                                                                                                                       4,804,669
                                                                                                                  --------------

                  SPECIALIZED CONSUMER SERVICES -- 1.9%
       3,013,510  Asurion LLC, Incremental Tranche B-1 Term Loan.................       5.00%        05/24/19          3,015,198
         352,941  Asurion LLC, Term Loan (Second Lien)...........................       8.50%        03/03/21            362,206
                                                                                                                  --------------
                                                                                                                       3,377,404
                                                                                                                  --------------

                  SPECIALIZED FINANCE -- 1.4%
         486,696  AlixPartners LLP, 2014 January Replacement
                     Term B-2 Loan (First Lien)..................................       4.00%        07/10/20            483,898
       1,384,500  Duff & Phelps Corp., Initial Term Loan.........................       4.50%        04/23/20          1,384,500
         681,755  FLY Leasing Ltd. (Fly Funding II S.A.R.L.), Loan...............       4.50%        08/09/19            683,173
                                                                                                                  --------------
                                                                                                                       2,551,571
                                                                                                                  --------------

                  SPECIALTY CHEMICALS -- 0.8%
         796,494  Axalta Coating Systems U.S. Holdings, Inc.,
                     Refinanced Term B Loan......................................       4.00%        02/01/20            793,610
         254,151  Arizona Chemicals (AZ Chem US, Inc.), Term Loan................       5.25%        12/22/17            254,786
         397,000  Tata Chemicals North America, Inc., Term Loan..................       3.75%        08/07/20            394,519
                                                                                                                  --------------
                                                                                                                       1,442,915
                                                                                                                  --------------

                  STEEL -- 1.5%
       2,732,746  Fortescue Metals Group (FMG Resources
                     (August 2006) Pty Ltd.), Loan...............................       4.25%        06/30/19          2,730,369
                                                                                                                  --------------

                  SYSTEMS SOFTWARE -- 3.5%
         225,242  Applied Systems, Inc., Initial Term Loan
                     (First Lien)................................................       4.25%        01/25/21            224,800
         225,000  Applied Systems, Inc., Initial Term Loan
                     (Second Lien)...............................................       7.50%        01/24/22            227,250
       1,074,262  Blue Coat Systems, Inc., New Term Loan.........................       4.00%        05/31/19          1,071,577
       3,480,167  BMC Software Finance, Inc., Initial US Term Loan...............       5.00%        09/10/20          3,465,654
         485,062  Vertafore, Inc., Term Loan 2013................................       4.25%        10/03/19            484,213
         774,150  Websense, Inc., Term Loan (First Lien).........................       4.50%        06/25/20            773,182
                                                                                                                  --------------
                                                                                                                       6,246,676
                                                                                                                  --------------

Page 14                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                                         STATED
      VALUE                                   DESCRIPTION                             RATE (a)     MATURITY (b)        VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                  TIRES & RUBBER -- 0.3%
$        500,000  Goodyear Tire & Rubber (The) Co., Loan
                     (Second Lien)...............................................       4.75%        04/30/19     $      502,030
                                                                                                                  --------------

                  WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
         386,832  Syniverse Holdings, Inc., Term Loan B (Sept 2013)..............       4.00%        04/23/19            385,625
                                                                                                                  --------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS.....................................................     159,987,016
                  (Cost $160,394,185)                                                                             --------------


    PRINCIPAL                                                                          STATED         STATED
      VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------
CORPORATE BONDS -- 7.8%

                  AEROSPACE & DEFENSE -- 0.1%
         250,000  GenCorp, Inc...................................................       7.13%        03/15/21            272,500
                                                                                                                  --------------

                  APPLICATION SOFTWARE -- 0.5%
          63,000  Audatex North America, Inc. (c)................................       6.00%        06/15/21             67,883
          62,000  Audatex North America, Inc. (c)................................       6.13%        11/01/23             66,572
         750,000  Infor Software Parent LLC / Infor Software
                     Parent, Inc. (c) (d)........................................       7.13%        05/01/21            757,500
                                                                                                                  --------------
                                                                                                                         891,955
                                                                                                                  --------------

                  CABLE & SATELLITE -- 0.3%
         500,000  CCO Holdings LLC / CCO Holdings Capital Corp...................       6.50%        04/30/21            535,625
                                                                                                                  --------------

                  CASINOS & GAMING -- 0.3%
         600,000  Caesars Growth Properties Holdings LLC / Caesars
                     Growth Properties Finance, Inc. (c).........................       9.38%        05/01/22            599,625
                                                                                                                  --------------

                  CONSUMER FINANCE -- 0.2%
         300,000  Nationstar Mortgage LLC / Nationstar Capital Corp..............       6.50%        07/01/21            287,625
                                                                                                                  --------------

                  DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
         250,000  KB Home........................................................       7.00%        12/15/21            268,750
                                                                                                                  --------------

                  HEALTH CARE EQUIPMENT -- 0.4%
          83,000  Alere, Inc.....................................................       6.50%        06/15/20             87,565
         300,000  Kinetic Concepts, Inc. / KCI USA, Inc..........................      10.50%        11/01/18            344,250
         250,000  Kinetic Concepts, Inc. / KCI USA, Inc..........................      12.50%        11/01/19            293,750
                                                                                                                  --------------
                                                                                                                         725,565
                                                                                                                  --------------

                  HEALTH CARE FACILITIES -- 3.1%
       2,665,000  CHS/Community Health Systems, Inc. (c).........................       6.88%        02/01/22          2,774,931
       1,000,000  Select Medical Corp............................................       6.38%        06/01/21          1,035,000
         500,000  Select Medical Corp. (c).......................................       6.38%        06/01/21            517,500
         170,000  Tenet Healthcare Corp. (c).....................................       6.00%        10/01/20            178,819
         750,000  Tenet Healthcare Corp..........................................       8.13%        04/01/22            834,375
         250,000  Vantage Oncology LLC / Vantage Oncology
                     Finance Co. (c).............................................       9.50%        06/15/17            257,500
                                                                                                                  --------------
                                                                                                                       5,598,125
                                                                                                                  --------------

                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.4%
         625,000  T-Mobile USA, Inc..............................................       6.73%        04/28/22            676,563
                                                                                                                  --------------

                        See Notes to Financial Statements                Page 15

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                          STATED         STATED
      VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------

CORPORATE BONDS (CONTINUED)

                  OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
$         63,000  Crestwood Midstream Partners LP / Crestwood
                     Midstream Finance Corp. (c).................................       6.13%        03/01/22     $       66,150
                                                                                                                  --------------

                  OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.3%
         500,000  Icahn Enterprises LP / Icahn Enterprises Finance
                     Corp. (c)...................................................       6.00%        08/01/20            530,000
                                                                                                                  --------------

                  PACKAGED FOODS & MEATS -- 0.1%
         125,000  Post Holdings, Inc. (c)........................................       6.75%        12/01/21            131,250
                                                                                                                  --------------

                  PHARMACEUTICALS -- 0.2%
         400,000  Par Pharmaceutical Cos., Inc...................................       7.38%        10/15/20            436,000
                                                                                                                  --------------

                  RESTAURANTS -- 0.2%
         300,000  Seminole Hard Rock Entertainment, Inc. / Seminole
                     Hard Rock International LLC (c).............................       5.88%        05/15/21            300,750
                                                                                                                  --------------

                  SEMICONDUCTOR EQUIPMENT -- 0.3%
         500,000  Micron Technology, Inc. (c)....................................       5.88%        02/15/22            528,750
                                                                                                                  --------------

                  SEMICONDUCTORS -- 0.0%
          85,000  Freescale Semiconductor, Inc. (c)..............................       6.00%        01/15/22             89,037
                                                                                                                  --------------

                  SPECIALTY CHEMICALS -- 0.4%
         750,000  Hexion U.S. Finance Corp.......................................       6.63%        04/15/20            782,812
                                                                                                                  --------------

                  TRADING COMPANIES & DISTRIBUTORS -- 0.4%
         600,000  BlueLine Rental Finance Corp. (c)..............................       7.00%        02/01/19            643,500
                                                                                                                  --------------

                  WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
         250,000  Sprint Corp. (c)...............................................       7.25%        09/15/21            273,438
         500,000  Sprint Corp. (c)...............................................       7.88%        09/15/23            552,500
                                                                                                                  --------------
                                                                                                                         825,938
                                                                                                                  --------------
                  TOTAL CORPORATE BONDS.........................................................................      14,190,520
                  (Cost $13,920,981)                                                                              --------------


FOREIGN CORPORATE BONDS -- 1.8%

                  DIVERSIFIED CHEMICALS -- 0.5%
         250,000  INEOS Group Holdings SA (c)....................................       5.88%        02/15/19            255,625
         550,000  INEOS Group Holdings SA (c)....................................       6.13%        08/15/18            572,000
                                                                                                                  --------------
                                                                                                                         827,625
                                                                                                                  --------------

                  INTEGRATED TELECOMMUNICATION SERVICES -- 0.4%
         250,000  Numericable Group SA (c).......................................       4.88%        05/15/19            252,813
         500,000  Numericable Group SA (c).......................................       6.00%        05/15/22            512,500
                                                                                                                  --------------
                                                                                                                         765,313
                                                                                                                  --------------

                  METAL & GLASS CONTAINERS -- 0.2%
          62,000  Ardagh Packaging Finance PLC / Ardagh
                     Holdings USA, Inc. (c)......................................       6.25%        01/31/19             64,790
         373,588  Ardagh Packaging Finance PLC / Ardagh
                     Holdings USA, Inc. (c)......................................       7.00%        11/15/20            391,334
                                                                                                                  --------------
                                                                                                                         456,124
                                                                                                                  --------------

Page 16                          See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PRINCIPAL                                                                          STATED         STATED
      VALUE                                   DESCRIPTION                              COUPON        MATURITY          VALUE
----------------  ---------------------------------------------------------------   ------------  --------------  --------------

FOREIGN CORPORATE BONDS (CONTINUED)

                  PHARMACEUTICALS -- 0.2%
$        300,000  Capsugel SA (c) (e)............................................       7.00%        05/15/19     $      309,562
                                                                                                                  --------------

                  RAILROADS -- 0.2%
         334,000  Bombardier, Inc. (c)...........................................       6.00%        10/15/22            340,262
                                                                                                                  --------------

                  SECURITY & ALARM SERVICES -- 0.3%
         500,000  Garda World Security Corp. (c).................................       7.25%        11/15/21            529,375
                                                                                                                  --------------

                  TOTAL FOREIGN CORPORATE BONDS.................................................................       3,228,261
                  (Cost $3,148,705)                                                                               --------------

                  TOTAL INVESTMENTS -- 98.3%....................................................................     177,405,797
                  (Cost $177,463,871) (g)
                  NET OTHER ASSETS AND LIABILITIES -- 1.7%......................................................       3,033,355
                                                                                                                  --------------
                  NET ASSETS -- 100.0%..........................................................................  $  180,439,152
                                                                                                                  ==============

-------------------
(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2014. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2014, securities noted as such amounted to $11,563,966 or 6.4% of net assets.

(d) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes ("Notes") whereby the issuer may, at its option, elect to pay interest on the Notes
      (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.13% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for November 1, 2014.

(e) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the Notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7% per annum and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for May 15, 2014.

(f)   This issuer has filed for protection in federal bankruptcy court.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $608,296 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $666,370.

                        See Notes to Financial Statements                Page 17

FIRST TRUST SENIOR LOAN FUND (FTSL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL            LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT          QUOTED        OBSERVABLE      UNOBSERVABLE
INTEREST                                                 4/30/2013         PRICES          INPUTS          INPUTS
---------------------------------------------------    -------------     -----------    -------------    ------------
Senior Floating-Rate Loan Interests*...............    $ 159,987,016     $        --    $ 159,987,016    $         --
Corporate Bonds*...................................       14,190,520              --       14,190,520              --
Foreign Corporate Bonds*...........................        3,228,261              --        3,228,261              --
                                                       -------------     -----------    -------------    ------------
Total Investments..................................    $ 177,405,797     $        --    $ 177,405,797    $         --
                                                       =============     ===========    =============    ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


Page 18                       See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014 (UNAUDITED)

ASSETS:
Investments, at value..................................................       $  177,405,797
Cash...................................................................           12,996,627
Receivables:
   Investment securities sold..........................................           12,638,124
   Interest............................................................              760,165
                                                                              --------------
      Total Assets.....................................................          203,800,713
                                                                              --------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................           23,236,297
   Investment advisory fees............................................              125,264
                                                                              --------------
      Total Liabilities................................................           23,361,561
                                                                              --------------
NET ASSETS.............................................................       $  180,439,152
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $  180,873,254
Par value..............................................................               36,500
Accumulated net investment income (loss)...............................             (281,690)
Accumulated net realized gain (loss) on investments....................             (130,838)
Net unrealized appreciation (depreciation) on investments..............              (58,074)
                                                                              --------------
NET ASSETS.............................................................       $  180,439,152
                                                                              ==============
NET ASSET VALUE, per share.............................................       $        49.44
                                                                              ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            3,650,002
                                                                              ==============
Investments, at cost...................................................       $  177,463,871
                                                                              ==============

                        See Notes to Financial Statements                Page 19

FIRST TRUST SENIOR LOAN FUND (FTSL)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)

INVESTMENT INCOME:
Interest.................................................................     $    3,099,571
                                                                              --------------
   Total investment income...............................................          3,099,571
                                                                              --------------
EXPENSES:
Investment advisory fees.................................................            625,009
                                                                              --------------
   Total expenses........................................................            625,009
                                                                              --------------
NET INVESTMENT INCOME (LOSS).............................................          2,474,562
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments...............................             18,786
   Net change in unrealized appreciation (depreciation) on investments...           (107,097)
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..................................            (88,311)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.......................................................     $    2,386,251
                                                                              ==============


Page 20                 See Notes to Financial Statements

FIRST TRUST SENIOR LOAN FUND (FTSL)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX        FOR THE PERIOD
                                                                               MONTHS ENDED        5/1/2013 (a)
                                                                                4/30/2014            THROUGH
                                                                               (UNAUDITED)          10/31/2013
                                                                              --------------      --------------

OPERATIONS:
   Net investment income (loss)........................................       $    2,474,562      $      754,561
   Net realized gain (loss)............................................               18,786             (98,262)
   Net change in unrealized appreciation (depreciation)................             (107,097)             49,023
                                                                              --------------      --------------
   Net increase (decrease) in net assets resulting from operations.....            2,386,251             705,322
                                                                              --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...............................................           (2,756,252)           (805,923)
   Return of capital...................................................                   --            (140,429)
                                                                              --------------      --------------
   Total distributions to shareholders.................................           (2,756,252)           (946,352)
                                                                              --------------      --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................................           84,377,331          96,672,852
                                                                              --------------      --------------
   Total increase (decrease) in net assets.............................           84,007,330          96,431,822

NET ASSETS:
   Beginning of period.................................................           96,431,822                  --
                                                                              --------------      --------------
   End of period.......................................................       $  180,439,152      $   96,431,822
                                                                              ==============      ==============
   Accumulated net investment income (loss) at end of period...........       $     (281,690)     $           --
                                                                              ==============      ==============

CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period.............................            1,950,002                  --
   Shares sold.........................................................            1,700,000           1,950,002
   Shares redeemed.....................................................                   --                  --
                                                                              --------------      --------------
   Shares outstanding, end of period...................................            3,650,002           1,950,002
                                                                              ==============      ==============


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 21

FIRST TRUST SENIOR LOAN FUND (FTSL)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 FOR THE SIX    FOR THE PERIOD
                                                                MONTHS ENDED     5/1/2013 (a)
                                                                  4/30/2014         THROUGH
                                                                 (UNAUDITED)      10/31/2013
                                                               --------------   --------------

Net asset value, beginning of period........................     $    49.45       $    50.00
                                                                 ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................................           0.82             0.90
Net realized and unrealized gain (loss).....................           0.07            (0.45)
                                                                 ----------       ----------
Total from investment operations............................           0.89             0.45
                                                                 ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.......................................          (0.90)           (0.85)
Return of capital...........................................             --            (0.15)
                                                                 ----------       ----------
Total distributions paid to shareholders ...................          (0.90)           (1.00)
                                                                 ----------       ----------
Net asset value, end of period..............................     $    49.44       $    49.45
                                                                 ==========       ==========
TOTAL RETURN (b)............................................           1.81%            0.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................     $  180,439       $   96,432
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets ..............           0.85% (c)        0.85% (c)
Ratio of net investment income (loss) to average net
   assets...................................................           3.37% (c)        3.29% (c)
Portfolio turnover rate (d).................................             59%              51%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 22                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds that are currently offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The NASDAQ(R) Stock Market, LLC ("NASDAQ"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective is to provide high current income. The Fund's secondary investment objective is preservation of capital. Under normal market conditions, the Fund will invest in at least 80% of its net assets in senior floating rate loan interests ("Senior Loans")1 that are made predominantly to businesses operating in North America. The Fund invests primarily in Senior Loans rated below investment grade quality. The Fund may also invest up to 20% of its net assets in non-Senior Loan debt securities including high-yield bonds, warrants and equity securities. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

On April 24, 2014, the Advisor filed with the SEC a supplement to the Fund's prospectus, whereby the Fund adopted a policy that it will not invest in securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

-------------------
(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2014 (UNAUDITED)

      Corporate bonds, corporate notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

             1)   the fundamental business data relating to the borrower/issuer;

             2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

             3)   the type, size and cost of a security;

             4)   the financial statements of the borrower/issuer;

             5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

             6) the information as to any transactions in or offers for the security;

             7) the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

             8)   the coupon payments;

             9) the quality, value and salability of collateral, if any, securing the security;

            10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

            11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

            12)   borrower's/issuer's competitive position within the industry;

            13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

            14)   other relevant factors.


Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2014 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of April 30, 2014.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded commitments as of April 30, 2014.

D. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2014 (UNAUDITED)

The tax character of distributions paid by the Fund during the period ended October 31, 2013 was as follows:

              Distributions        Distributions        Distributions
                paid from            paid from            paid from
                Ordinary              Capital             Return of
                 Income                Gains               Capital
              -------------        -------------        -------------
              $     805,923        $          --        $     140,429


As of October 31, 2013, the components of distributable earnings on a tax basis for the Fund were as follows:

                                    Accumulated              Net
              Undistributed         Capital and          Unrealized
                Ordinary               Other            Appreciation
                 Income             Gain (Loss)         (Depreciation)
              -------------        -------------        -------------
              $          --        $    (119,191)       $      18,590

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. As of October 31, 2013, the Fund had short-term capital loss carryforwards of $119,191 that may be carried forward indefinitely. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year 2013 remains open to federal and state audit. As of April 30, 2014, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor") (See
Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2014 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and the Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2014, the cost of purchases and proceeds from sales of investments excluding short-term investments and in-kind transactions, were $169,908,949 and $84,465,287, respectively.

For the six months ended April 30, 2014, there were no in-kind purchases or sales.

                                 5. BORROWINGS

Effective March 28, 2013, the First Trust Series Fund and First Trust Variable Insurance Trust entered into a $20 million Committed Line of Credit ("Line of Credit") with The Bank of Nova Scotia ("Scotia") to be a liquidity backstop during periods of high redemption volume. On July 30, 2013, the Line of Credit was increased to $50 million and First Trust Exchange-Traded Fund III and the Trust were added to the Credit Agreement. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by Scotia, which First Trust allocated amongst the funds that had access to the Line of Credit. To the extent that the Fund accessed the Line of Credit, there would also be an interest fee charged.

The Line of Credit terminated on April 25, 2014. Effective April 25, 2014, the Trust, on behalf of the Fund , First Trust Exchange-Traded Fund III and First Trust Series Fund entered into an $80 million Credit Agreement with Scotia as administrative agent for a group of lenders. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by Scotia, which First Trust will allocate amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of the Fund, an investor must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2014 (UNAUDITED)


                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2016.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On May 20, 2014, the Fund declared a dividend of $0.1450 per share to shareholders of record on May 23, 2014, payable May 30, 2014.

On June 23, 2014, the Fund declared a dividend of $0.1450 per share to shareholders of record on June 26, 2014, payable June 30, 2014.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND IV.

The following summarizes some of the risks that should be considered for the Fund.

CASH TRANSACTION RISK: The Fund currently intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemptions for in-kind securities. Because the Fund principally effects redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CREDIT RISK: Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it may invest a substantial portion of its net assets in high yield or "junk" debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

HIGH YIELD SECURITIES RISK: High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

INCOME RISK: If interest rates fall, the income from the Fund's portfolio will likely decline because the Fund holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset periodically.

INTEREST RATE RISK: Interest rate risk is the risk that the value of the debt securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Duration is a common measure of interest rate risk, which measures a bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                           APRIL 30, 2014 (UNAUDITED)



LIQUIDITY RISK: The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK: Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

OTHER DEBT SECURITIES RISK: Secured loans that are not first lien, loans that are unsecured and debt securities are subject to many of the same risks that affect Senior Loans; however they are often unsecured and/or lower in the issuer's capital structure than Senior Loans, and thus may be exposed to greater risk of default and lower recoveries in the event of a default. This risk can be further heightened in the case of below investment grade instruments. Additionally, most fixed-income securities are fixed-rate and thus are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates.

PREPAYMENT RISK: Loans are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

LOAN RISK: An investment in Senior Loans subjects the Fund to credit risk, which is heightened for Senior Loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior Loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for Senior Loan trades, and the Senior Loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in Senior Loans may have uncertain settlement time periods. Senior Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed-income instruments.

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FIRST TRUST


First Trust Exchange-Traded Fund IV


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund IV
            -------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2014
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2014
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 20, 2014
     ------------------

* Print the name and title of each signing officer under his or her signature.